UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   9/30/07
                           -----------------

Date of reporting period:  3/31/07
                           -----------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report


                                                      March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Semi-Annual Report
--------------------------------------------------------------------------------

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund

[LOGO] TOUCHSTONE
       INVESTMENTS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          8-9
--------------------------------------------------------------------------------
Financial Highlights                                                       10-19
--------------------------------------------------------------------------------
Notes to Financial Statements                                              20-31
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
       Core Bond Fund                                                      32-35
--------------------------------------------------------------------------------
       High Yield Fund                                                     36-39
--------------------------------------------------------------------------------
       Institutional Money Market Fund                                     40-43
--------------------------------------------------------------------------------
       Money Market Fund                                                   44-48
--------------------------------------------------------------------------------
       U.S. Government Money Market Fund                                   49-50
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            51
--------------------------------------------------------------------------------
Other Items                                                                52-58
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                                 CORE BOND FUND
                                 --------------

Credit Analysis                                     (% of Investment Securities)
U.S. Treasury                                                              20.3
U.S. Agency                                                                24.3
AAA/Aaa                                                                    29.3
AA/Aa                                                                       2.8
A/A                                                                        11.0
BBB/Baa                                                                    10.1
Other                                                                       2.2
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         INSTITUTIONAL MONEY MARKET FUND
                         -------------------------------

Credit Analysis                                     (% of Investment Securities)
A-1/P-1F-1                                                                  99.1
FW1(NR)*                                                                     0.9
                                                                          ------
Total                                                                      100.0
                                                                          ------

Portfolio Allocation                                (% of Investment Securities)
Variable Rate Demand Notes                                                  63.9
Corporate Bonds/Commercial Paper                                            27.5
Taxable Municipal Bonds                                                      6.0
U.S. Government Agency                                                       2.1
Bank CD/Time Deposit                                                         0.5
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND
                  --------------------------------------------

Credit Quality                                      (% of Investment Securities)
AAA                                                                        100.0

Portfolio Allocation                                (% of Investment Securities)
Overseas Private Investment Corp.                                           29.0
Repurchase Agreements                                                       19.3
FHLB                                                                        15.7
Variable Rate Demand Notes                                                  13.3
FNMA                                                                        13.0
FHLMC                                                                        9.7
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 HIGH YIELD FUND
                                 ---------------

Credit Analysis                                     (% of Investment Securities)
BBB/Baa                                                                      1.0
BB/Ba                                                                       38.6
B/B                                                                         58.3
CCC/Caa                                                                      2.1
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                MONEY MARKET FUND
                                -----------------

Credit Analysis                                     (% of Investment Securities)
A-1/P-1F-1                                                                  95.4
FW1(NR)*                                                                     4.6
                                                                          ------
Total                                                                      100.0
                                                                          ------

Portfolio Allocation                                (% of Investment Securities)
Variable Rate Demand Notes                                                  74.1
Corporate Bonds/Commercial Paper                                            17.1
Taxable Municipal Bonds                                                      8.8
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
                                                                                     CORE BOND       HIGH YIELD
                                                                                        FUND            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost .......................................................................   $ 59,742,305    $ 105,798,997
                                                                                    -----------------------------
  Non-affiliated securities, at market value ....................................     55,890,516      100,815,426
  Affiliated securities, at market value ........................................      3,827,000        6,215,179
                                                                                    -----------------------------
Total investment securities, at market value - including
  $1,270,794 of securities loaned for the High Yield Fund .......................   $ 59,717,516    $ 107,030,605

Dividends and interest receivable ...............................................        423,234        1,764,663
Receivable for securities lending income ........................................             --              738
Receivable for capital shares sold ..............................................         58,705          163,855
Receivable for securities sold ..................................................        516,906               --
Other assets ....................................................................          4,612           10,158
                                                                                    -----------------------------
TOTAL ASSETS ....................................................................     60,720,973      108,970,019
                                                                                    -----------------------------

LIABILITIES
Dividends payable ...............................................................         14,784           82,738
Payable upon return of securities loaned ........................................             --        1,341,393
Payable for securities purchased ................................................      1,665,807        6,086,000
Payable for capital shares redeemed .............................................         95,736           94,803
Payable to Advisor ..............................................................         24,901           48,429
Payable to other affiliates .....................................................          9,376           12,070
Payable to Trustees .............................................................          5,532            5,790
Other accrued expenses and liabilities ..........................................         42,924           47,163
                                                                                    -----------------------------
TOTAL LIABILITIES ...............................................................      1,859,060        7,718,386
                                                                                    -----------------------------
NET ASSETS ......................................................................   $ 58,861,913    $ 101,251,633
                                                                                    =============================

NET ASSETS CONSIST OF:
Paid-in capital .................................................................   $ 61,371,297    $  99,787,840
Distributions in excess of net investment income ................................        (29,271)            (488)
Accumulated net realized gains (losses) from security transactions ..............     (2,455,324)         232,673
Net unrealized appreciation (depreciation) on investments .......................        (24,789)       1,231,608
                                                                                    -----------------------------
NET ASSETS ......................................................................   $ 58,861,913    $ 101,251,633
                                                                                    =============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .......................................   $ 56,782,942    $  85,728,135
                                                                                    =============================
Shares of beneficial interest outstanding (unlimited number of shares authorized,
  no par value) ....................................................................   5,860,880        9,054,846
                                                                                    =============================
Net asset value and redemption price per share ..................................   $       9.69    $        9.47
                                                                                    =============================
Maximum offering price per share ................................................   $      10.17    $        9.94
                                                                                    =============================

RICING OF CLASS B SHARES
Net assets attributable to Class B shares .......................................   $         --    $   6,814,220
                                                                                    =============================
Shares of beneficial interest outstanding (unlimited number of shares authorized,
  no par value) .................................................................             --          720,836
                                                                                    =============================
Net asset value, offering price and redemption price per share* .................   $         --    $        9.45
                                                                                    =============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .......................................   $  2,078,971    $   7,942,178
                                                                                    =============================
Shares of beneficial interest outstanding (unlimited number of shares authorized,
  no par value) .................................................................        225,766          839,476
                                                                                    =============================
Net asset value, offering price and redemption price per share* .................   $       9.21    $        9.46
                                                                                    =============================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares .......................................   $         --    $     767,100
                                                                                    =============================
Shares of beneficial interest outstanding (unlimited number of shares authorized,
  no par value) .................................................................             --           80,888
                                                                                    =============================
Net asset value, offering price and redemption price per share* .................   $         --    $        9.48
                                                                                    =============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                 NSTITUTIONAL        MONEY    U.S. GOVERNMENT
                                                                     MONEY          MARKET     MONEY MARKET
                                                                  MARKET FUND        FUND          FUND
-------------------------------------------------------------------------------------------------------------

ASSETS

Investment securities:
  Investment securities, at amortized cost ...................   $ 221,916,929   $ 201,475,252   $ 15,321,517
  Repurchase agreements ......................................              --              --      3,660,000
                                                                 --------------------------------------------
Total investment securities ..................................   $ 221,916,929   $ 201,475,252   $ 18,981,517
Cash .........................................................          31,174          24,163          2,920
Interest receivable ..........................................       1,890,044       1,776,269        162,566
Other assets .................................................          27,305           8,438          2,573
                                                                 --------------------------------------------
TOTAL ASSETS .................................................     223,865,452     203,284,122     19,149,576
                                                                 --------------------------------------------

LIABILITIES
Dividends payable ............................................           1,631           4,296          1,867
Payable to Advisor ...........................................          31,619          75,414          1,399
Payable to other affiliates ..................................           3,330          23,495         10,170
Payable to Trustees ..........................................           5,653           5,886          5,941
Payable for securities purchased .............................       4,997,488         301,900        199,090
Other accrued expenses and liabilities .......................          14,008          86,520         19,829
                                                                 --------------------------------------------
TOTAL LIABILITIES ............................................       5,053,729         497,511        238,296
                                                                 --------------------------------------------

NET ASSETS ...................................................   $ 218,811,723   $ 202,786,611   $ 18,911,280
                                                                 ============================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 218,838,841   $ 202,813,973   $ 18,915,847

Accumulated net realized losses from security transactions ...         (27,118)        (27,362)        (4,567)
                                                                 --------------------------------------------
NET ASSETS ...................................................   $ 218,811,723   $ 202,786,611   $ 18,911,280
                                                                 ============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................   $ 218,811,723   $  56,799,410   $ 18,911,280
                                                                 ============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......     218,832,456      56,842,765     18,915,851
                                                                 ============================================
Net asset value, offering price and
  redemption price per share .................................   $        1.00   $        1.00   $       1.00
                                                                 ============================================
PRICING OF CLASS S SHARES
Net assets attributable to Class S shares ....................   $          --   $ 145,987,201   $         --
                                                                 ============================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......              --     146,002,969             --
                                                                 ============================================
Net asset value, offering price and
  redemption price per share .................................   $          --   $        1.00   $         --
                                                                 ============================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                     CORE BOND   HIGH YIELD
                                                                       FUND         FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest ...........................................................   $1,443,561   $3,848,254
Dividends from affiliated securities ...............................       59,853       24,065
Income from securities loaned ......................................           --        2,927
                                                                       -----------------------
TOTAL INVESTMENT INCOME ............................................    1,503,414    3,875,246
                                                                       -----------------------
EXPENSES
Investment advisory fees ...........................................      147,072      286,165
Distribution expenses, Class A .....................................       90,084      125,464
Distribution expenses, Class B .....................................           --       37,334
Distribution expenses, Class C .....................................       10,605       42,524
Administration fees ................................................       37,239       60,744
Sponsor fees .......................................................       29,780       47,787
Transfer Agent fees, Class A .......................................       25,126       28,095
Transfer Agent fees, Class B .......................................           --        7,608
Transfer Agent fees, Class C .......................................        5,968        6,962
Transfer Agent fees, Class Y .......................................           --          116
Registration fees ..................................................        1,936        7,310
Registration fees, Class A .........................................        6,465        5,968
Registration fees, Class B .........................................           --        5,469
Registration fees, Class C .........................................        4,475        3,979
Registration fees, Class Y .........................................           --        1,600
Postage and supplies ...............................................       15,367       20,349
Accounting services fees ...........................................        9,375       11,250
Professional fees ..................................................        9,697       10,691
Custodian fees .....................................................        7,955        9,697
Trustees' fees and expenses ........................................        6,962        7,211
Reports to shareholders ............................................        4,725        6,962
Compliance fees and expenses .......................................          209          293
Other expenses .....................................................       11,924        7,881
                                                                       -----------------------
TOTAL EXPENSES .....................................................      424,964      741,459
Sponsor fees waived ................................................      (29,780)     (47,787)
Fees waived and/or expenses reimbursed by the Advisor ..............     (122,512)    (133,092)
                                                                       -----------------------
NET EXPENSES .......................................................      272,672      560,580
                                                                       -----------------------
NET INVESTMENT INCOME ..............................................    1,230,742    3,314,666
                                                                       -----------------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ......................      139,987      232,673
Net change in unrealized appreciation/depreciation on investments ..       59,182    2,095,911
                                                                       -----------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................      199,169    2,328,584
                                                                       -----------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $1,429,911   $5,643,250
                                                                       =======================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS  (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL      MONEY     U.S. GOVERNMENT
                                                            MONEY         MARKET      MONEY MARKET
                                                         MARKET FUND       FUND          FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .....................................   $   7,309,711   $5,107,912   $       506,126
                                                        --------------------------------------------
EXPENSES
Investment advisory fees ............................         271,621      424,648            47,356
Distribution expenses, Class A ......................              --       85,550            30,122
Distribution expenses, Class S ......................              --      400,193                --
Administration fees .................................         110,949      120,833            11,853
Transfer Agent fees, Class A ........................           7,480       62,158            22,439
Transfer Agent fees, Class S ........................              --        5,968                --
Custodian fees ......................................          31,166       20,884             8,976
Registration fees ...................................              --       13,753             1,931
Registration fees, Class A ..........................           3,354        7,957             7,231
Registration fees, Class S ..........................              --        4,475                --
Postage and supplies ................................           1,083       27,559             9,985
Professional fees ...................................          14,961       11,439             8,727
Accounting services fees ............................          12,500       10,875             6,000
Reports to shareholders .............................           3,241       17,405             3,740
Trustees' fees and expenses .........................           6,982        7,211             6,982
Compliance fees and expenses ........................             140          602               175
Other expenses ......................................           6,034        3,210               874
                                                        --------------------------------------------
TOTAL EXPENSES ......................................         469,511    1,224,720           166,391
Fees waived and/or expenses reimbursed
  by the Advisor ....................................        (197,904)    (228,467)          (76,436)
                                                        --------------------------------------------
NET EXPENSES ........................................         271,607      996,253            89,955
                                                        --------------------------------------------
NET INVESTMENT INCOME ...............................       7,038,104    4,111,659           416,171
NET REALIZED GAINS (LOSSES) ON INVESTMENTS ..........         (16,981)       1,085                --
                                                        --------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........   $   7,021,123   $4,112,744   $       416,171
                                                        ============================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                           CORE BOND FUND              HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                  SIX MONTHS
                                                       ENDED        YEAR           ENDED          YEAR
                                                     MARCH 31,      ENDED        MARCH 31,        ENDED
                                                       2007       SEPT. 30,      2007 (A)      SEPT. 30,
                                                   (UNAUDITED)      2006       (UNAUDITED)       2006
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........................   $ 1,230,742   $ 2,467,273   $  3,314,666   $ 6,401,017
Net realized gains (losses) from
  security transactions ........................       139,987    (1,244,917)       232,673       868,937
Net change in unrealized appreciation/
  depreciation on investments ..................        59,182       500,416      2,095,911    (3,150,758)
                                                   ------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....     1,429,911     1,722,772      5,643,250     4,119,196
                                                   ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ............    (1,192,889)   (2,409,068)    (2,812,274)   (5,255,802)
From net investment income, Class B ............            --            --       (231,850)     (476,577)
From net investment income, Class C ............       (37,838)      (58,560)      (262,901)     (663,730)
From net investment income, Class Y ............            --            --         (7,624)           --
In excess of net investment income, Class A ....       (27,894)      (63,410)            --            --
In excess of net investment income, Class C ....        (1,042)       (1,954)            --            --
From net realized gains, Class A ...............            --            --       (653,419)     (412,929)
From net realized gains, Class B ...............            --            --        (63,879)      (43,972)
From net realized gains, Class C ...............            --            --        (72,616)      (66,837)
                                                   ------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ................    (1,259,663)   (2,532,992)    (4,104,563)   (6,919,847)
                                                   ------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ......................     3,621,195     4,920,634      9,156,610    10,415,976
Reinvested distributions .......................     1,151,464     2,324,166      3,145,606     5,186,134
Payments for shares redeemed ...................    (5,165,573)   (8,471,979)    (4,586,594)   (9,725,988)
                                                   ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ..............      (392,914)   (1,227,179)     7,715,622     5,876,122
                                                   ------------------------------------------------------
CLASS B
Proceeds from shares sold ......................            --            --      1,110,939     1,374,467
Reinvested distributions .......................            --            --        127,623       164,760
Payments for shares redeemed ...................            --            --     (1,915,929)   (1,950,350)
                                                   ------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS ..............            --            --       (677,367)     (411,123)
                                                   ------------------------------------------------------
CLASS C
Proceeds from shares sold ......................       587,389     1,092,657        450,053     2,109,037
Reinvested distributions .......................        26,091        44,825        187,375       371,579
Payments for shares redeemed ...................      (702,699)     (703,303)    (1,928,635)   (5,097,481)
                                                   ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS ..............       (89,219)      434,179     (1,291,207)   (2,616,865)
                                                   ------------------------------------------------------
CLASS Y
Proceeds from shares sold ......................            --            --        841,411            --
Reinvested distributions .......................            --            --          7,624            --
Payments for shares redeemed ...................            --            --        (86,676)           --
                                                   ------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM CLASS Y SHARE TRANSACTIONS ..............            --            --        762,359            --
                                                   ------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........      (311,885)   (1,603,220)     8,048,094        47,483
NET ASSETS
Beginning of period ............................    59,173,798    60,777,018     93,203,539    93,156,056
                                                   ------------------------------------------------------
End of period ..................................   $58,861,913   $59,173,798   $101,251,633   $93,203,539
                                                   ------------------------------------------------------
DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME ........................   $   (29,271)  $      (350)  $       (488)  $      (505)
                                                   ======================================================

(A) Except for Class Y shares, which represents the period from commencement of operations (February 1, 2007) through March 31, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL                            MONEY
                                                                MONEY                               MARKET
                                                             MARKET FUND                              FUND
------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                         SIX MONTHS
                                                         ENDED              YEAR            ENDED            YEAR
                                                        MARCH 31,          ENDED           MARCH 31,        ENDED
                                                          2007            SEPT. 30,          2007         SEPT. 30,
                                                      (UNAUDITED)           2006         (UNAUDITED)         2006
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...........................   $     7,038,104   $    21,557,240   $   4,111,659   $   6,525,421
Net realized gains (losses) from
  security transactions .........................           (16,981)               37           1,085              --
                                                    --------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ...............................         7,021,123        21,557,277       4,112,744       6,525,421
                                                    --------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .............        (7,038,104)      (21,557,240)     (1,242,527)     (2,095,679)
From net investment income, Class S .............                --                --      (2,869,132)     (4,429,742)
In excess of net investment income, Class A .....                --              (198)             --              --
                                                    --------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .................        (7,038,104)      (21,557,438)     (4,111,659)     (6,525,421)
                                                    --------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................     1,101,970,893     3,323,640,794      23,936,044      55,531,302
Reinvested distributions ........................         5,992,988         8,870,574       1,221,812       2,073,606
Payments for shares redeemed ....................    (1,304,724,884)   (3,273,299,360)    (22,253,210)    (53,274,633)
                                                    --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ...............      (196,761,003)       59,212,008       2,904,646       4,330,275
                                                    --------------------------------------------------------------------
CLASS S
Proceeds from shares sold .......................                --                --     112,562,168     204,347,216
Reinvested distributions ........................                --                --       2,870,314       4,428,756
Payments for shares redeemed ....................                --                --    (103,181,003)   (182,698,415)
                                                    --------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS S SHARE TRANSACTIONS ....................                --                --      12,251,479      26,077,557
                                                    --------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS .................................      (196,777,984)       59,211,847      15,157,210      30,407,832
NET ASSETS
Beginning of period .............................       415,589,707       356,377,860     187,629,401     157,221,569
                                                    --------------------------------------------------------------------
End of period ...................................   $   218,811,723   $   415,589,707   $ 202,786,611   $ 187,629,401
                                                    ====================================================================
ACCUMULATED NET
  INVESTMENT INCOME .............................   $            --   $            --   $          --   $          --
                                                    ====================================================================

                                                          U.S. GOVERNMENT
                                                            MONEY MARKET
                                                               FUND
------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED          YEAR
                                                      MARCH 31,      ENDED
                                                        2007        SEPT. 30,
                                                     (UNAUDITED)      2006
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...........................   $   416,171   $    788,449
Net realized gains (losses) from
  security transactions .........................            --             --
                                                    --------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ...............................       416,171        788,449
                                                    --------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .............      (416,171)      (788,451)
From net investment income, Class S .............            --             --
In excess of net investment income, Class A .....            --             --
                                                    --------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .................      (416,171)      (788,451)
                                                    --------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................     6,918,579     15,554,936
Reinvested distributions ........................       405,545        770,275
Payments for shares redeemed ....................    (8,585,490)   (17,667,402)
                                                    --------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ...............    (1,261,366)    (1,342,191)
                                                    --------------------------
CLASS S
Proceeds from shares sold .......................            --             --
Reinvested distributions ........................            --             --
Payments for shares redeemed ....................            --             --
                                                    --------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS S SHARE TRANSACTIONS ....................            --             --
                                                    --------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS .................................    (1,261,366)    (1,342,193)
NET ASSETS
Beginning of period .............................    20,172,646     21,514,839
                                                    --------------------------
End of period ...................................   $18,911,280   $ 20,172,646
                                                    ==========================
ACCUMULATED NET
  INVESTMENT INCOME .............................   $        --   $         --
                                                    ==========================

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED
                                                           MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                             2007        ---------------------------------------------------------
                                                          (UNAUDITED)       2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $    9.66      $    9.79   $    9.98   $   10.28   $   10.23   $   10.04
                                                          ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................        0.20           0.41        0.34        0.35        0.34        0.44
  Net realized and unrealized gains (losses)
    on investments ....................................        0.04          (0.12)      (0.14)      (0.10)       0.09        0.21
                                                          ------------------------------------------------------------------------
Total from investment operations ......................        0.24           0.29        0.20        0.25        0.43        0.65
                                                          ------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................       (0.20)         (0.41)      (0.36)      (0.35)      (0.34)      (0.46)
  Distributions in excess of net investment income ....       (0.01)         (0.01)      (0.03)      (0.02)         --          --
  Distributions from net realized gains ...............          --             --          --       (0.18)      (0.04)         --
                                                          ------------------------------------------------------------------------
Total distributions ...................................       (0.21)         (0.42)      (0.39)      (0.55)      (0.38)      (0.46)
                                                          ------------------------------------------------------------------------
Net asset value at end of period ......................   $    9.69      $    9.66   $    9.79   $    9.98   $   10.28   $   10.23
                                                          ========================================================================
Total return(A) .......................................        2.49%(B)       3.08%       2.01%       2.56%       4.31%       6.66%
                                                          ========================================================================
Net assets at end of period (000's) ...................   $  56,783      $  57,009   $  59,034   $  60,554   $  41,787   $  42,530
                                                          ========================================================================
Ratio of net expenses to average net assets ...........        0.90%(C)       0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of net investment income to average net assets ..        4.21%(C)       4.24%       3.44%       3.35%       3.22%       4.37%
Portfolio turnover rate ...............................         235%(C)        237%        130%        139%        263%        205%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED
                                                          MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                                            2007        -----------------------------------------------------------
                                                         (UNAUDITED)       2006          2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............   $    9.19      $    9.29     $    9.46   $    9.76   $    9.74   $    9.59
                                                         --------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ..............................        0.16           0.31          0.25        0.28        0.24        0.37
  Net realized and unrealized gains (losses)
    on investments ...................................        0.03          (0.10)        (0.14)      (0.10)       0.09        0.17
                                                         --------------------------------------------------------------------------
Total from investment operations .....................        0.19           0.21          0.11        0.18        0.33        0.54
                                                         --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...............       (0.16)         (0.31)        (0.25)      (0.28)      (0.27)      (0.39)
  Distributions in excess of net investment income ...       (0.01)          0.00(B)      (0.03)      (0.02)         --          --
  Distributions from net realized gains ..............          --             --            --       (0.18)      (0.04)         --
                                                         --------------------------------------------------------------------------
Total distributions ..................................       (0.17)         (0.31)        (0.28)      (0.48)      (0.31)      (0.39)
                                                         --------------------------------------------------------------------------
Net asset value at end of period .....................   $    9.21      $    9.19     $    9.29   $    9.46   $    9.76   $    9.74
                                                         ==========================================================================
Total return(A) ......................................        2.09%(C)       2.35%         1.19%       1.93%       3.47%       5.82%
                                                         ==========================================================================
Net assets at end of period (000's) ..................   $   2,079      $   2,165     $   1,743   $   2,232   $   1,871   $   2,421
                                                         ==========================================================================
Ratio of net expenses to average net assets ..........        1.65%(D)       1.65%         1.65%       1.65%       1.65%       1.65%
Ratio of net investment income to average
  net assets .........................................        3.46%(D)       3.50%         2.68%       2.62%       2.49%       3.70%
Portfolio turnover rate ..............................         235%(D)        237%          130%        139%        263%        205%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Amount rounds to less than $0.005.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 MARCH 31,                         YEAR ENDED SEPTEMBER 30,
                                                    2007        --------------------------------------------------------------
                                                (UNAUDITED)        2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $     9.31      $     9.60   $     9.79   $     9.64   $     8.59   $     9.07
                                                ------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .....................         0.33            0.66         0.67         0.72         0.75         0.72
  Net realized and unrealized gains
    (losses) on investments .................         0.24           (0.24)       (0.12)        0.23         1.04        (0.47)
                                                ------------------------------------------------------------------------------
Total from investment operations ............         0.57            0.42         0.55         0.95         1.79         0.25
                                                ------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ......        (0.33)          (0.66)       (0.67)       (0.72)       (0.74)       (0.72)
  Distributions from net realized gains .....        (0.08)          (0.05)       (0.07)       (0.08)          --        (0.01)
                                                ------------------------------------------------------------------------------
Total distributions .........................        (0.41)          (0.71)       (0.74)       (0.80)       (0.74)       (0.73)
                                                ------------------------------------------------------------------------------
Net asset value at end of period ............   $     9.47      $     9.31   $     9.60   $     9.79   $     9.64   $     8.59
                                                ==============================================================================
Total return(A) .............................         6.22%(B)        4.61%        5.78%       10.28%       21.60%        2.50%
                                                ==============================================================================
Net assets at end of period (000's) .........   $   85,728      $   76,754   $   73,120   $   64,826   $   52,822   $   24,609
                                                ==============================================================================
Ratio of net expenses to average net
  assets ....................................         1.05%(C)        1.05%        1.05%        1.05%        1.05%        1.05%
Ratio of net investment income to average
  net assets ................................         7.07%(C)        7.01%        6.84%        7.46%        8.17%        7.79%
Portfolio turnover rate .....................           38%(C)          39%          39%          44%          64%          53%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND -- CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                      2007       ---------------------------------------------------------
                                                  (UNAUDITED)       2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $    9.30      $    9.58   $    9.78   $    9.63   $    8.59   $    9.08
                                                  ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .......................        0.30           0.59        0.60        0.65        0.68        0.66
  Net realized and unrealized gains (losses)
    on investments ............................        0.23          (0.23)      (0.14)       0.23        1.04       (0.48)
                                                  ------------------------------------------------------------------------
Total from investment operations ..............        0.53           0.36        0.46        0.88        1.72        0.18
                                                  ------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ........       (0.30)         (0.59)      (0.59)      (0.65)      (0.68)      (0.66)
  Distributions from net realized gains .......       (0.08)         (0.05)      (0.07)      (0.08)         --       (0.01)
                                                  ------------------------------------------------------------------------
Total distributions ...........................       (0.38)         (0.64)      (0.66)      (0.73)      (0.68)      (0.67)
                                                  ------------------------------------------------------------------------
Net asset value at end of period ..............   $    9.45      $    9.30   $    9.58   $    9.78   $    9.63   $    8.59
                                                  ========================================================================
Total return(A) ...............................        5.72%(B)       3.94%       4.88%       9.46%      20.67%       1.80%
                                                  ========================================================================
Net assets at end of period (000's) ...........   $   6,815      $   7,363   $   8,006   $   8,735   $   7,384   $   1,854
                                                  ========================================================================
Ratio of net expenses to average net assets ...        1.80%(C)       1.80%       1.80%       1.80%       1.80%       1.80%
Ratio of net investment income to average
  net assets ..................................        6.32%(C)       6.26%       6.10%       6.71%       7.31%       6.93%
Portfolio turnover rate .......................          38%(C)         39%         39%         44%         64%         53%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND -- CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                      2007       ---------------------------------------------------------
                                                  (UNAUDITED)       2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $    9.31      $    9.59   $    9.79   $    9.64   $    8.60   $    9.09
                                                  ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .......................        0.30           0.60        0.60        0.65        0.68        0.66
  Net realized and unrealized gains (losses)
    on investments ............................        0.23          (0.24)      (0.13)       0.23        1.04       (0.48)
                                                  ------------------------------------------------------------------------
Total from investment operations ..............        0.53           0.36        0.47        0.88        1.72        0.18
                                                  ------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ........       (0.30)         (0.59)      (0.60)      (0.65)      (0.68)      (0.66)
  Distributions from net realized gains .......       (0.08)         (0.05)      (0.07)      (0.08)         --       (0.01)
                                                  ------------------------------------------------------------------------
Total distributions ...........................       (0.38)         (0.64)      (0.67)      (0.73)      (0.68)      (0.67)
                                                  ------------------------------------------------------------------------
Net asset value at end of period ..............   $    9.46      $    9.31   $    9.59   $    9.79   $    9.64   $    8.60
                                                  ========================================================================
Total return(A) ...............................        5.71%(B)       3.94%       4.92%       9.45%      20.70%       1.74%
                                                  ========================================================================
Net assets at end of period (000's) ...........   $   7,942      $   9,087   $  12,030   $  13,894   $  11,075   $     922
                                                  ========================================================================
Ratio of net expenses to average net assets ...        1.80%(C)       1.80%       1.80%       1.80%       1.80%       1.80%
Ratio of net investment income to average
  net assets ..................................        6.32%(C)       6.25%       6.09%       6.70%       7.23%       6.96%
Portfolio turnover rate .......................          38%(C)         39%         39%         44%         64%         53%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
HIGH YIELD FUND -- CLASS Y
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                   MARCH 31,
                                                                    2007(A)
                                                                  (UNAUDITED)
----------------------------------------------------------------------------
Net asset value at beginning of period ........................    $    9.43
                                                                   ---------
Income from investment operations:
  Net investment income .......................................         0.11
                                                                   ---------
  Net realized and unrealized gain on investments .............         0.03
                                                                   ---------
Total from investment operations                                        0.14
                                                                   ---------
Less distributions:
  Dividends from net investment income ........................        (0.09)
                                                                   ---------
Net asset value at end of period ..............................    $    9.48
                                                                   =========
Total return(B) ...............................................         1.50%
                                                                   =========
Net assets at end of period (000's) ...........................    $     767
                                                                   =========
Ratio of net expenses to average net assets                             0.80%(C)
Ratio of net investment income to average net assets                    7.43%(C)
Portfolio turnover rate                                                   38%(C)

(A) Represents the period from commencement of operations (February 1, 2007) through March 31, 2007.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
                                                              2007       ---------------------------------------------------
                                                           (UNAUDITED)     2006       2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $  1.000       $  1.000   $  1.000   $ 1.000    $ 1.000    $ 1.000
                                                          ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................      0.026          0.046      0.023     0.008      0.011      0.018
  Net realized gains (losses) on investments ..........         --             --         --     0.000(A)   0.000(A)  (0.000)(A)
                                                          ------------------------------------------------------------------
Total from investment operations ......................      0.026          0.046      0.023     0.008      0.011      0.018
                                                          ------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................     (0.026)        (0.046)    (0.023)   (0.008)    (0.011)    (0.018)
                                                          ------------------------------------------------------------------
Net asset value at end of period ......................   $  1.000       $  1.000   $  1.000   $ 1.000    $ 1.000    $ 1.000
                                                          ==================================================================
Total return ..........................................       5.32%(B)       4.67%      2.36%     0.86%      1.05%      1.81%
                                                          ==================================================================
Net assets at end of period (000's) ...................   $218,812       $415,590   $356,378   $41,569    $51,336    $55,038
                                                          ==================================================================
Ratio of net expenses to average net assets ...........       0.20%(B)       0.20%      0.26%     0.40%      0.40%      0.40%
Ratio of net investment income to average net assets ..       5.18%(B)       4.61%      3.02%     0.80%      1.07%      1.83%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED
                                                            MARCH 31,                 YEAR ENDED SEPTEMBER 30,
                                                              2007      ----------------------------------------------------
                                                          (UNAUDITED)     2006      2005      2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $ 1.000       $ 1.000   $ 1.000   $ 1.000     $  1.000    $  1.000
                                                          ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................     0.023         0.040     0.021     0.007        0.010       0.020
  Net realized gains (losses) on investments ..........        --            --        --    (0.000)(A)    0.000(A)    0.000(A)
                                                          ------------------------------------------------------------------
Total from investment operations ......................     0.023         0.040     0.021     0.007        0.010       0.020
Less distributions:
  Dividends from net investment income ................    (0.023)       (0.040)   (0.021)   (0.007)      (0.010)     (0.020)
                                                          ------------------------------------------------------------------
Net asset value at end of period ......................   $ 1.000       $ 1.000   $ 1.000   $ 1.000     $  1.000    $  1.000
                                                          ==================================================================
Total return ..........................................      4.70%(B)      4.05%     2.15%     0.69%        0.98%      2.05%
                                                          ==================================================================
Net assets at end of period (000's) ...................   $56,800       $53,894   $49,564   $76,650     $122,173    $114,132
                                                          ==================================================================
Ratio of net expenses to average net assets ...........      0.85%(B)      0.85%     0.85%     0.85%        0.76%       0.65%
Ratio of net investment income to average net assets ..      4.61%(B)      3.99%     2.03%     0.66%        0.96%       1.96%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                                             PERIOD
                                                           MARCH 31,        YEAR ENDED SEPTEMBER 30,           ENDED
                                                              2007       ------------------------------      SEPT. 30,
                                                          (UNAUDITED)      2006       2005       2004         2003(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................    $  1.000      $  1.000   $  1.000   $  1.000       $  1.000
                                                          ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................       0.021         0.037      0.018      0.004          0.003
                                                          ------------------------------------------------------------
  Net realized gains (losses) on investments ..........          --            --         --     (0.000)(B)      0.000(B)
                                                          ------------------------------------------------------------
Total from investment operations ......................       0.021         0.037      0.018      0.004          0.003
                                                          ------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................      (0.021)       (0.037)    (0.018)    (0.004)        (0.003)
                                                          ============================================================
Net asset value at end of period ......................    $  1.000      $  1.000   $  1.000   $  1.000       $  1.000
                                                          ============================================================
Total return ..........................................        4.39%(C)      3.74%      1.84%      0.39%          0.40%(C)
Net assets at end of period (000's) ...................    $145,987      $133,735   $107,658   $103,637       $108,375
Ratio of net expenses to average net assets ...........        1.15%(C)      1.15%      1.15%      1.15%          1.15%(C)
Ratio of net investment income to average net assets ..        4.30%(C)      3.70%      1.82%      0.37%          0.40%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B)   Amount rounds to less than $0.0005.

(C)   Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED
                                                           MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                                                              2007      -----------------------------------------------------
                                                          (UNAUDITED)     2006       2005       2004         2003       2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................   $ 1.000       $ 1.000    $ 1.000    $ 1.000      $ 1.000    $ 1.000
                                                          -------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...............................     0.022         0.038      0.018      0.003        0.004      0.010
  Net realized gains (losses) on investments ..........        --            --         --     (0.000)(A)    0.000(A)   0.000(A)
                                                          -------------------------------------------------------------------
Total from investment operations ......................     0.022         0.038      0.018      0.003        0.004      0.010
                                                          -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ................    (0.022)       (0.038)    (0.018)    (0.003)      (0.004)    (0.010)
                                                          -------------------------------------------------------------------
Net asset value at end of period ......................   $ 1.000       $ 1.000    $ 1.000    $ 1.000      $ 1.000    $ 1.000
                                                          ===================================================================
Total return ..........................................      4.49%(B)      3.85%      1.81%      0.27%        0.44%      1.03%
                                                          ===================================================================
Net assets at end of period (000's) ...................   $18,911       $20,173    $21,515    $50,139      $73,414    $82,332
                                                          ===================================================================
Ratio of net expenses to average net assets ...........      0.95%(B)      0.95%      0.95%      0.95%        0.95%      0.95%
Ratio of net investment income to average net assets ..      4.40%(B)      3.78%      1.59%      0.24%        0.45%      1.02%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The High Yield Fund offers four classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets), Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets)and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C, Class S and Class Y share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

--------------------------------------------------------------------------------

Investment securities in the Institutional Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

The Core Bond Fund and the High Yield Fund receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. Each Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of March 31, 2007, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,270,794 and had received collateral valued at $1,341,393 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

--------------------------------------------------------------------------------

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

SHARE VALUATION -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund and Touchstone U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class B, Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B shares of the High Yield Fund and Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended September 30, 2006 was as follows:

                                           CORE BOND FUND           HIGH YIELD FUND
---------------------------------------------------------------------------------------
                                         2006         2005         2006         2005
---------------------------------------------------------------------------------------
From ordinary income ..............   $2,532,992   $2,378,399   $6,396,109   $6,085,375
From long-term capital gains ......           --           --      523,738      699,498
                                      -------------------------------------------------
                                      $2,532,992   $2,378,399   $6,919,847   $6,784,873
                                      =================================================
---------------------------------------------------------------------------------------

                                           INSTITUTIONAL                                    U.S. GOVERNMENT
                                         MONEY MARKET FUND          MONEY MARKET FUND      MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                          2006         2005         2006        2005        2006       2005
-------------------------------------------------------------------------------------------------------------
From ordinary income ..............   $21,557,438   $1,813,122   $6,525,421  $3,228,636   $788,451   $491,856
                                      =======================================================================
-------------------------------------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS -- Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications were made for the year ended September 30, 2006:

                                           UNDISTRIBUTED     ACCUMULATED
                                              PAID-IN      NET INVESTMENT    NET REALIZED
                                              CAPITAL          INCOME       GAINS (LOSSES)
------------------------------------------------------------------------------------------
Core Bond Fund .........................       $  --           $65,364         $(65,364)
High Yield Fund ........................       $  --           $(4,885)        $  4,885
Institutional Money Market Fund ........       $  (1)          $   198         $   (197)
U.S. Government Money Market Fund ......       $  (2)          $     2         $     --
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2006:

                                                CORE BOND FUND   HIGH YIELD FUND
--------------------------------------------------------------------------------
Tax Cost of portfolio investments ...........    $62,345,375       $94,529,919
                                                --------------------------------
Gross unrealized appreciation ...............        366,487         1,737,454
Gross unrealized depreciation ...............       (558,742)       (2,601,757)
                                                --------------------------------
Net unrealized depreciation .................       (192,255)         (864,303)
Post-October losses .........................     (1,061,353)               --
Capital loss carryforward ...................     (1,440,317)               --
Undistributed ordinary income ...............         30,708            90,745
Undistributed long-term capital gains .......             --           789,678
Other temporary differences .................        (16,415)          (91,014)
                                                --------------------------------
  Accumulated deficit .......................    $(2,679,632)      $   (74,894)
                                                ================================

                                             INSTITUTIONAL                          U.S. GOVERNMENT
                                           MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
Tax Cost of portfolio investments ......      $412,200,051        $186,544,253        $20,046,952
                                           ---------------------------------------------------------
Post-October losses ....................              (160)                 --                 --
Capital loss carryforward ..............            (9,977)            (28,447)            (4,567)
Undistributed ordinary income ..........         1,052,234               2,427              1,787
Other temporary differences ............        (1,052,234)             (2,427)            (1,787)
                                           ---------------------------------------------------------
  Accumulated deficit ..................      $    (10,137)       $    (28,447)       $    (4,567)
                                           =========================================================

The difference between the tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

--------------------------------------------------------------------------------

As of September 30, 2006, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                       EXPIRES
FUND                                                     AMOUNT     SEPTEMBER 30
--------------------------------------------------------------------------------
Core Bond Fund                                         $  122,447       2009
                                                           42,580       2012
                                                        1,119,479       2013
                                                          155,811       2014
                                                       ----------
                                                       $1,440,317
                                                       ==========
Institutional Money Market Fund                        $    2,444       2013
                                                            7,533       2014
                                                       ----------
                                                       $    9,977
                                                       ==========
Money Market Fund                                      $   28,447       2012
                                                       ==========
U.S. Government Money Market Fund                      $    1,949       2013
                                                            2,618       2014
                                                       ----------
                                                       $    4,567
                                                       ==========
--------------------------------------------------------------------------------

The Core Bond Fund and the Institutional Money Market Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2005. These capital loss carryforwards and "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation/depreciation as follows:

                                                                             NET
                                              GROSS           GROSS       UNREALIZED
                              FEDERAL       UNREALIZED     UNREALIZED    APPRECIATION/
                              TAX COST     APPRECIATION   DEPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------
Core Bond Fund ..........   $ 59,835,946    $  259,419    $  (377,849)    $  (118,430)
High Yield Fund .........   $105,798,997    $2,391,997    $(1,160,389)    $ 1,231,608
--------------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on March 31, 2008. Management is in the process of determining the impact of adoption.

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding purchases and sales of U.S. Government securities and short-term investments) were as follows for the six months ended March 31, 2007:

                                                                    CORE BOND FUND   HIGH YIELD FUND
----------------------------------------------------------------------------------------------------
Purchases of investment securities ..............................     $10,708,839      $22,187,208
Proceeds from sales and maturities of investment securities .....     $ 6,021,132      $17,705,891
                                                                      ------------------------------

4. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

Touchstone Advisors, Inc. (the Advisor) provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Core Bond Fund                 0.50% on the first $100 million
                               0.45% on the next $100 million
                               0.40% on the next $100 million
                               0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                0.60% on the first $100 million
                               0.55% on the next $100 million
                               0.50% on the next $100 million
                               0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional Money
Market Fund                    0.20%
--------------------------------------------------------------------------------
Money Market Fund and U.S.
Government Money Market Fund   0.50% on the first $50 million
                               0.45% on the next $100 million
                               0.40% on the next $100 million
                               0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the six months ended March 31, 2007, the Advisor waived investment advisory fees and/or reimbursed expenses as follows:

                                                    INVESTMENT   OTHER OPERATING
                                                     ADVISORY        EXPENSES
                                                   FEES WAIVED     REIMBURSED
--------------------------------------------------------------------------------
Core Bond Fund .................................     $    --         $122,512
High Yield Fund ................................     $    --         $133,092
Institutional Money Market Fund ................     $86,955         $110,949
Money Market Fund ..............................     $    --         $228,467
U.S. Government Money Market Fund ..............     $34,461         $ 41,975
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

SPONSOR AGREEMENT

Prior to January 1, 2007, pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor had been retained to provide certain management and supervisory services to the Core Bond Fund and the High Yield Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor provided the Funds with general office facilities and oversaw the provision of administrative/non-investment services to the Trust, including the provision of services to the Trust by the Trust's administrator and fund accounting agent, transfer agent and custodian, including: (i) the updating of corporate organizational documents, and the negotiation of contracts and fees with, and the monitoring and coordination of performance and billings of, the Trust's custodian and other independent contractors and agents; (ii) the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, and semi-annual and annual reports to shareholders; (iii) reviewing, (including coordinating the preparing of, but not preparing) tax returns; (iv) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and preparation of notices, proxy statements and minutes of meetings of shareholders of the Trust or of one or more of the Funds; (v) the maintenance of books and records of the Trust; (vi) telephone coverage to respond to shareholder inquiries; (vii) the provision of monitoring reports and assistance regarding compliance with federal securities and tax laws including compliance with the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended;
(viii) the dissemination of yield and other performance information to newspapers and tracking services, (ix) the preparation of annual renewals for fidelity bond and errors and omissions insurance coverage, (x) the development of a budget for the Trust, the establishment of rate of expense accruals and the arrangement of the payment of all fixed and management expenses and (xi) the determination of each Fund's net asset value and the provision of all other fund accounting services to the Funds. The Advisor also provided persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Advisor or its affiliates. The Sponsor Agreement was terminated effective Decmber 31, 2006.

--------------------------------------------------------------------------------

Under the Sponsor Agreement in effect from October 1, 2006 through December 31, 2006, the Advisor agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares and 0.80% for Class Y shares. For the six months ended March 31, 2007 the Advisor waived sponsor fees as follows:

--------------------------------------------------------------------------------
Core Bond Fund                                                           $29,780
High Yield Fund                                                          $47,787
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

Effective January 1, 2007, the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Core Bond Fund, High Yield Fund, Institutional Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 1, 2008:

--------------------------------------------------------------------------------
Core Bond Fund - Class A                                                   0.90%
Core Bond Fund - Class C                                                   1.65%
High Yield Fund - Class A                                                  1.05%
High Yield Fund - Class B                                                  1.80%
High Yield Fund - Class C                                                  1.80%
High Yield Fund - Class Y                                                  0.80%
Institutional Money Market Fund                                            0.20%
Money Market Fund - Class A                                                0.85%
Money Market Fund - Class S                                                1.15%
Touchstone U.S. Government Money Market Fund                               0.95%
--------------------------------------------------------------------------------

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

Effective January 1, 2007, the Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and record of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Prior to January 1, 2007, administrative and accounting services were provided to the Trust by Integrated Investment Services, Inc. (Integrated, and formerly Integrated Fund Services, Inc.) pursuant to an Administration Agreement and Accounting Services Agreement under which the Funds paid Integrated a monthly fee and reimbursed Integrated for certain out-of-pocket expenses. Effective January 1, 2007, the Advisor engaged Integrated as the Sub-Administrator to the Trust. Integrated provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

--------------------------------------------------------------------------------

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT

Touchstone Securities, Inc. (the underwriter) is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,354 and $7,557 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the six months ended March 31, 2007. In addition, the Underwriter collected $213 and $32,378 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund and High Yield Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.60% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, effective August 1, 2005, the Fund will not incur further expenses under the plan until at least September 30, 2007. The plan allows the Touchstone U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund each may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

--------------------------------------------------------------------------------

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2007, is as follows:

                                     SHARE ACTIVITY
                     -----------------------------------------------
                      BALANCE                                 BALANCE                  VALUE
                      09/30/06    PURCHASES      SALES       03/31/07   DIVIDENDS    03/31/07
----------------------------------------------------------------------------------------------
Core Bond Fund ...   5,165,335   29,227,975   (30,566,310)  3,827,000    $59,853    $3,827,000
High Yield Fund ..     278,054   19,079,632   (13,142,507)  6,215,179    $24,065    $6,215,179
----------------------------------------------------------------------------------------------

OFFICERS/AFFILIATED COMPANIES

Certain officers of the Trust are also officers of the Advisor, Underwriter and/or Integrated during the year ended March 31, 2007. The Advisor, Underwriter and Integrated were each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern). On April 1, 2007, Western Southern sold Integrated to an unrelated third party.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Institutional Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                        CORE BOND FUND
--------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR
                                                     MARCH 31,     ENDED
                                                       2007      SEPT. 30,
                                                   (UNAUDITED)      2006
--------------------------------------------------------------------------
CLASS A
Shares sold ....................................      372,992      511,905
Shares reinvested ..............................      118,837      242,371
Shares redeemed ................................     (533,581)    (881,244)
                                                   -----------------------
Net decrease in shares outstanding .............      (41,752)    (126,968)
Shares outstanding, beginning of period ........    5,902,632    6,029,600
                                                   -----------------------
Shares outstanding, end of period ..............    5,860,880    5,902,632
                                                   =======================
CLASS C
Shares sold ....................................       63,410      120,193
Shares reinvested ..............................        2,832        4,915
Shares redeemed ................................      (76,169)     (76,980)
                                                   -----------------------
Net increase (decrease) in shares outstanding ..       (9,927)      48,128
Shares outstanding, beginning of period ........      235,693      187,565
                                                   -----------------------
Shares outstanding, end of period ..............      225,766      235,693
                                                   =======================

--------------------------------------------------------------------------------

                                                   HIGH YIELD FUND
------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED          YEAR
                                                MARCH 31,        ENDED
                                                  2007         SEPT. 30,
                                             (UNAUDITED)(A)      2006
------------------------------------------------------------------------
CLASS A
Shares sold ..............................       964,381       1,102,403
Shares reinvested ........................       333,411         551,842
Shares redeemed ..........................      (484,609)     (1,031,328)
                                             ---------------------------
Net increase in shares outstanding .......       813,183         622,917
Shares outstanding, beginning of period ..     8,241,663       7,618,746
                                             ---------------------------
Shares outstanding, end of period ........     9,054,846       8,241,663
                                             ===========================
CLASS B
Shares sold ..............................       118,887         146,910
Shares reinvested ........................        13,554          17,551
Shares redeemed ..........................      (203,327)       (208,129)
                                             ---------------------------
Net decrease in shares outstanding .......       (70,886)        (43,668)
Shares outstanding, beginning of period ..       791,722         835,390
                                             ---------------------------
Shares outstanding, end of period ........       720,836         791,722
                                             ===========================
CLASS C
Shares sold ..............................        47,543         223,547
Shares reinvested ........................        19,884          39,540
Shares redeemed ..........................      (204,355)       (541,010)
                                             ---------------------------
Net decrease in shares outstanding .......      (136,928)       (277,923)
Shares outstanding, beginning of period ..       976,404       1,254,327
                                             ---------------------------
Shares outstanding, end of period ........       839,476         976,404
                                             ===========================
CLASS Y
Shares sold ..............................        89,215              --
Shares reinvested ........................           803              --
Shares redeemed ..........................        (9,130)             --
                                             ---------------------------
Net increase in shares outstanding .......        80,888              --
Shares outstanding, beginning of period ..            --              --
                                             ---------------------------
Shares outstanding, end of period ........        80,888              --
                                             ===========================

(A) Except Class Y shares which represents the period from commencement of operations (February 1, 2007) through March 31, 2007.

6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PORTFOLIO OF INVESTMENTS
CORE BOND FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
                                                                      MARKET
  SHARES    INVESTMENT SECURITIES - 101.5%                             VALUE
-------------------------------------------------------------------------------
            PREFERRED STOCKS -- 0.9%
    12,500  Citigroup VIII .....................................   $    314,500
   215,000  BAC Capital Trust XI ...............................        227,500
                                                                   ------------
            TOTAL PREFERRED STOCKS .............................   $    542,000
                                                                   ------------

 PRINCIPAL                                                            MARKET
  AMOUNT    CORPORATE BONDS -- 23.7%                                   VALUE
-------------------------------------------------------------------------------
$  430,000  PSI Energy Inc, 7.850%, 10/15/07 ...................   $    435,160
   575,000  Union Pacific Corp, 6.625%, 2/1/08 .................        580,887
   275,000  Miller Brewing Company 144a, 4.250%, 8/15/08 .......        270,824
   495,000  International Lease Finance Corp, 4.350%, 9/15/08 ..        489,447
   180,000  May Department Stores, 5.950%, 11/1/08 .............        181,818
   225,000  Capital One Bank, 4.250%, 12/1/08 ..................        221,492
   300,000  British Sky Broadcasting, 6.875%, 2/23/09 ..........        308,363
   455,000  Countrywide Home Loan, 4.125%, 9/15/09 .............        442,505
   275,000  Mohawk Industries Inc, 5.750%, 1/15/11 .............        278,827
   275,000  Deutsche Telecom, 5.375%, 3/23/11 ..................        276,515
   430,000  Kellogg Company, 6.600%, 4/1/11 ....................        451,921
   325,000  Citigroup Inc, 5.600%, 4/27/11 .....................        328,256
   350,000  XSTRATA Finance Canada 144a, 5.500%, 11/16/11 ......        351,972
   350,000  Sing Telecommunications, 6.375%, 12/1/11 ...........        367,395
   125,000  Morgan Stanley, 5.625%, 1/9/12 .....................        126,642
   170,000  Donnelley (R.R.) & Sons, 5.625%, 1/15/12 ...........        171,290
   220,000  Federated Retail Holding, 5.350%, 3/15/12 ..........        219,424
   250,000  John Deere Capital Corp, 7.000%, 3/15/12 ...........        270,216
   290,000  SBC Communications, 5.875%, 8/15/12 ................        297,825
   150,000  General Electric Company, 5.000%, 2/1/13 ...........        148,864
   280,000  Transalta Corp, 5.750%, 12/15/13 ...................        282,292
   170,000  Statoil 144a, 5.125%, 4/30/14 ......................        167,275
   455,000  Citigroup Inc, 5.000%, 9/15/14 .....................        444,198
   400,000  Caterpillar Financial Services Corp, 4.750%,
              2/17/15 ..........................................        382,380
   250,000  Southern Power Company, 4.875%, 7/15/15 ............        238,419
   300,000  Carolina Power & Light, 5.250%, 12/15/15 ...........        295,862
   330,000  Lehman Brothers Holdings, 5.500%, 4/4/16 ...........        328,137
   225,000  National Grid PLC, 6.300%, 8/1/16 ..................        234,969
   245,000  Avalonbay Communities, 5.750%, 9/15/16 .............        248,234
   290,000  WEA Finance/WCI Finance 144a, 5.700%, 10/1/16 ......        293,601
   305,000  Conoco Phillips, 5.625%, 10/15/16 ..................        310,054
   350,000  Goldman Sachs Group Inc, 5.625%, 1/15/17 ...........        346,674
   645,000  General Electric Capital Corp, 5.400%, 2/15/17 .....        645,553
   225,000  Spectra Energy Capital, 8.000%, 10/1/19 ............        257,094
   250,000  Ras Laffan Lng II 144a, 5.298%, 9/30/20 ............        241,083
   100,000  AOL Time Warner Inc, 7.700%, 5/1/32 ................        113,374
   175,000  Encana Corp, 6.500%, 8/15/34 .......................        181,598
   210,000  Cons Edison Company of New York, 5.300%, 3/1/35 ....        192,285
   200,000  BB&T Capital Trust I, 5.850%, 8/18/35 ..............        191,434
   305,000  Southern Cal Edison, 5.625%, 2/1/36 ................        295,426

-------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES - 101.5% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 23.7% (CONTINUED)
$  210,000  Midamerican Energy Holdings, 6.125%, 4/1/36 ........   $    209,546
   200,000  Burlington North Santa Fe, 6.200%, 8/15/36 .........        196,010
   100,000  Plains All American Pipeline 144a, 6.650%, 1/15/37 .        101,661
   125,000  Merrill Lynch & Company, 6.110%, 1/29/37 ...........        121,183
   225,000  Pacific Gas & Electric, 5.800%, 3/1/37                      216,921
   275,000  Verizon Communications, 6.250%, 4/1/37 .............        272,388
   365,000  Canadian Natl Resources, 6.250%, 3/15/38 ...........        357,117
   400,000  USB Capital IX, 6.189%, 4/15/49 ....................        410,138
   150,000  Wachovia Capital Trust III, 5.800%, 8/29/49 ........        151,789
                                                                   ------------
            TOTAL CORPORATE BONDS ..............................   $ 13,946,338
                                                                   ============
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.8%
$1,225,000  FNMA, 7.250%, 1/15/10 ..............................   $  1,301,807
   965,000  FNMA, 5.000%, 2/13/17 ..............................        963,073
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...........   $  2,264,880
                                                                   ============
            MORTGAGE-BACKED SECURITIES -- 51.0%
$  369,854  FNMA, 4.500%, 6/1/18 ...............................   $    359,043
   138,650  FNMA, 4.500%, 2/1/19 ...............................        134,597
   983,862  First Horizon Mortgage Pass-Thru Trust, 4.500%,
              6/25/19 ..........................................        948,658
    97,198  GNMA, 5.750%, 9/20/24 ..............................         98,262
   128,969  FNMA, 7.000%, 9/1/27 ...............................        134,772
    74,505  GNMA, 4.000%, 10/17/29 .............................         71,359
    28,394  FHLMC, 7.000%, 5/1/30 ..............................         29,818
    31,455  FNMA, 8.000%, 5/1/30 ...............................         33,224
     8,542  GNMA, 8.000%, 7/15/30 ..............................          9,058
   132,156  FNMA, 7.500%, 1/1/31 ...............................        138,316
    33,471  FNMA, 8.000%, 2/1/31 ...............................         35,353
    51,410  FNMA, 6.500%, 6/1/31 ...............................         52,348
   349,753  FNMA, 6.500%, 7/1/31 ...............................        356,133
   165,820  FNMA, 6.500%, 6/1/32 ...............................        170,863
   115,903  FNMA, 6.500%, 8/1/32 ...............................        119,162
   591,413  FHLMC, 6.500%, 9/1/32 ..............................        607,883
    48,045  FNMA, 6.500%, 9/1/32 ...............................         49,396
   324,538  FNMA, 6.500%, 9/1/32 ...............................        333,665
   194,555  FNMA, 7.000%, 4/1/33 ...............................        200,679
   146,698  FHLMC, 5.500%, 5/1/33 ..............................        145,502
   462,612  FHLMC, 5.000%, 6/1/33 ..............................        448,263
 1,500,000  Wells Fargo Mortgage Backed Securities Trust,
              5.500%, 6/25/33 ..................................      1,482,578
   151,278  FNMA, 6.000%, 7/1/33 ...............................        153,085
   132,844  FHLMC, 5.000%, 8/1/33 ..............................        128,724
   573,357  FNMA, 4.500%, 8/1/33 ...............................        540,310
   548,339  FNMA, 5.500%, 8/1/33 ...............................        543,845
   751,144  IMSA 2003-2, 5.500%, 8/25/33                                747,010
   269,726  FNMA, 5.000%, 10/1/33 ..............................        261,284
   267,127  FNMA, 5.000%, 10/1/33 ..............................        258,766

-------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES - 101.5% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 51.0% (CONTINUED)
$  488,118  FNMA, 5.500%, 10/1/33 ..............................   $    484,118
   185,043  FNMA, 5.000%, 11/1/33 ..............................        179,251
 1,208,964  Wells Fargo Mortgage Backed Securities Trust,
              4.945%, 2/25/34 ..................................      1,186,630
   543,750  RAST 2005, 5.500%, 6/25/35 .........................        532,794
 1,500,000  CS First Boston Mortgage Securities Corp, 5.000%,
              7/25/35 ..........................................      1,483,784
   638,741  FNMA, 6.000%, 9/1/35 ...............................        643,921
   700,622  FNMA, 6.000%, 10/1/35 ..............................        703,191
 1,459,920  CS First Boston Mortgage Securities Corp, 5.500%,
              10/25/35 .........................................      1,431,406
   712,843  Structured Asset Securities Corp, 5.500%,
              10/25/35 .........................................        700,702
   909,015  WMALT Mortgage Pass-Thru Certificates, 5.500%,
              11/25/35 .........................................        912,445
   585,341  SARM 2005-23, 5.450%, 1/25/36 ......................        585,991
   417,926  RFMSI, 5.750%, 2/25/36 .............................        419,390
 1,180,767  FNMA, 5.532%, 4/1/36 ...............................      1,190,524
   159,885  FNMA, 6.500%, 4/1/36 ...............................        163,103
   725,026  RAST 2006-A1, 6.000%, 4/25/36 ......................        730,069
 1,645,538  FNMA, 6.000%, 7/1/36 ...............................      1,657,744
   550,000  CS First Boston Mortgage Securities Corp, 5.113%,
              7/15/36 ..........................................        543,257
   583,146  FNMA, 6.000%, 10/1/36 ..............................        587,471
 1,000,000  Countrywide Asset Backed Certificates, 6.018%,
              11/25/36 .........................................        993,257
   494,903  FNMA, 5.500%, 1/1/37 ...............................        489,701
   500,000  FNMA, 5.000%, 3/1/37 ...............................        483,026
 1,110,000  GE Capital Commercial Mortgage Corp, 3.915%,
              11/10/38 .........................................      1,078,336
 1,000,000  BSCMS 2005-PW10, 5.405%, 12/11/40 ..................      1,004,907
   875,000  BSCMS 2005-PWR9, 4.871%, 9/11/42 ...................        848,794
   930,000  Banc of America Commercial Mortgage Inc, 5.889%,
              7/10/44 ..........................................        964,132
 1,000,000  Morgan Stanley Mortgage Loan Trust, 5.963%,
              1/25/47 ..........................................        998,500
   350,000  CW Capital Cobalt, 5.223%, 8/15/48 .................        344,899
                                                                   ------------
            TOTAL MORTGAGE-BACKED SECURITIES ...................   $ 29,933,299
                                                                   ============
            U.S. TREASURY OBLIGATIONS -- 15.6%
$1,840,000  U.S. Treasury Notes, 4.750%, 12/31/08 ..............   $  1,842,443
   470,000  U.S. Treasury Notes, 3.500%, 8/15/09 ...............        458,746
 1,500,000  U.S. Treasury Notes, 4.625%, 8/31/11 ...............      1,505,508
   390,000  U.S. Treasury Notes, 4.625%, 12/31/11 ..............        391,295
   830,000  U.S. Treasury Notes, 4.625%, 2/29/12 ...............        833,080
 1,435,000  U.S. Treasury Notes, 4.000%, 2/15/15 ...............      1,375,694
 1,400,000  U.S. Treasury Notes, 4.625%, 2/15/17 ...............      1,397,157
 1,485,000  U.S. Treasury Bonds, 4.500%, 2/15/36 ...............      1,400,076
                                                                   ------------
            TOTAL U.S. TREASURY OBLIGATIONS ....................   $  9,203,999
                                                                   ============

-------------------------------------------------------------------------------
                                                                      MARKET
  SHARES    INVESTMENT SECURITIES - 101.5% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            INVESTMENT FUND -- 6.5%
 3,827,000  Touchstone Institutional Money Market Fund* ........   $  3,827,000
                                                                   ------------
            TOTAL INVESTMENT SECURITIES -- 101.5%
            (Cost $59,742,305) .................................   $ 59,717,516

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%) ....       (855,603)
                                                                   ------------

            NET ASSETS -- 100.0% ...............................   $ 58,861,913
                                                                   ============

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES - 105.7%                             VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.3%
$  200,000  Sequa Corp, 8.875%, 4/1/08 .........................   $    205,000
   100,000  Semco Energy Inc, 7.125%, 5/15/08 ..................        100,776
   200,000  Avista Corp, 9.750%, 6/1/08 ........................        208,568
   303,000  Champion Enterprises Inc, 7.625%, 5/15/09 ..........        301,485
    19,000  AES Corp, 9.500%, 6/1/09 ...........................         20,235
 1,528,000  CSC Holdings Inc, 8.125%, 7/15/09 ..................      1,581,479
 1,175,000  Ford Motor Credit Company, 7.875%, 6/15/10 .........      1,179,370
    22,500  Dow Jones, 8.750%, 12/29/10 ........................         23,822
   725,000  Allied Waste North America, 5.750%, 2/15/11 ........        706,875
   750,000  Chemed Corp, 8.750%, 2/24/11 .......................        780,000
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11 ............        218,250
 1,000,000  Fresenius Medical Capital Trust IV, 7.875%,
              6/15/11 ..........................................      1,050,000
   120,000  Radio One Inc, 8.875%, 7/1/11 ......................        123,750
    87,000  MacDermid Inc, 9.125%, 7/15/11 .....................         91,187
 1,250,000  Qwest Corp, 7.875%, 9/1/11 .........................      1,328,124
   606,000  General Motors Accept Corp, 6.875%, 9/15/11 ........        606,587
 1,250,000  Nalco Company, 7.750%, 11/15/11 ....................      1,281,249
 1,000,000  Communication & Power Inc, 8.000%, 2/1/12 ..........      1,037,500
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12 ............      1,042,500
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12 .............        997,500
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12 ..................      1,278,000
 1,000,000  M/I Homes Inc, 6.875%, 4/1/12 ......................        900,000
   770,000  Polyone Corp, 8.875%, 5/1/12** .....................        773,850
 5,500,000  Dow Jones CDX  HY 8-T1 144a, 7.625%, 6/20/12 .......      5,444,999
 1,000,000  United Refining Company, 10.500%, 8/15/12 ..........      1,047,500
 1,010,000  US Oncology Inc, 9.000%, 8/15/12 ...................      1,078,175
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12 ............      1,000,000
 1,000,000  Owens-Brockway, 8.750%, 11/15/12 ...................      1,052,500
   750,000  Del Monte Corp, 8.625%, 12/15/12 ...................        780,000
   308,000  Lamar Media Corp, 7.250%, 1/1/13 ...................        311,850
   530,000  Citizens Communications, 6.250%, 1/15/13 ...........        526,025
 1,000,000  Stewart Enterprises, 6.250%, 2/15/13 ...............        970,000
   150,000  AES Corp 144a, 8.750%, 5/15/13 .....................        159,750
   500,000  Semco Energy Inc, 7.750%, 5/15/13 ..................        512,112
   500,000  Omnicare Inc, 6.125%, 6/1/13 .......................        487,500
   415,000  Edison Mission Energy, 7.500%, 6/15/13 .............        428,488
 1,000,000  Offshore Logistic, 6.125%, 6/15/13 .................        952,500
   945,000  Chaparral Steel Company, 10.000%, 7/15/13 ..........      1,053,675
 1,000,000  Range Resources Corp, 7.375%, 7/15/13 ..............      1,021,250
   250,000  Reliant Resources Inc, 9.500%, 7/15/13 .............        272,188
   300,000  Texas Industries Inc, 7.250%, 7/15/13 ..............        309,000
   441,000  Windstream Corp, 8.125%, 8/1/13 ....................        477,383
   773,000  Sungard Data Systems Inc, 9.125%, 8/15/13 ..........        829,043
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13 .........        162,678
   633,000  Res-Care Inc, 7.750%, 10/15/13 .....................        645,660
   500,000  Stena AB, 7.500%, 11/1/13 ..........................        507,500
   306,000  Dex Media Inc, 8.000%, 11/15/13 ....................        320,535
 1,075,000  Dex Media Inc, .000%, 11/15/13*** ..................      1,001,094

-------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES - 105.7% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.3% (CONTINUED)
$  357,000  Dex Media Inc, .000%, 11/15/13*** ..................   $    332,456
 1,223,000  Sabine Pass Lng LP 144a, 7.250%, 11/30/13 ..........      1,232,173
 1,252,000  Cenveo Corp, 7.875%, 12/1/13 .......................      1,226,960
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13 ........      1,105,000
 1,034,000  Pinnacle Foods Group Inc, 8.250%, 12/1/13 ..........      1,124,527
   771,000  Visant Holding Corp, 8.750%, 12/1/13 ...............        803,768
 1,300,000  Massey Energy Company, 6.875%, 12/15/13 ............      1,233,375
 1,232,000  Regency Energy Partners 144a, 8.375%, 12/15/13 .....      1,256,640
   919,000  Mirant North America LLC, 7.375%, 12/31/13 .........        941,975
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14 ...........        895,000
   379,000  Sungard Data Systems Inc, 4.875%, 1/15/14 ..........        346,785
 1,140,000  Videotron Ltee, 6.875%, 1/15/14 ....................      1,151,400
 1,220,000  NRG Energy Inc, 7.250%, 2/1/14 .....................      1,250,500
   500,000  Station Casinos, 6.500%, 2/1/14 ....................        460,000
 1,400,000  GCI Inc, 7.250%, 2/15/14 ...........................      1,399,999
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14 ...........      1,028,635
 1,257,000  HCA Inc, 5.750%, 3/15/14 ...........................      1,073,164
   400,000  Trinity Industries Inc, 6.500%, 3/15/14 ............        396,000
 1,250,000  US Concrete Inc, 8.375%, 4/1/14 ....................      1,268,750
   187,000  Autonation Inc, 7.000%, 4/15/14 ....................        188,870
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14 .........        319,164
   601,000  WMG Acquisition Corp, 7.375%, 4/15/14 ..............        572,453
 1,350,000  CHC Helicopter Corp, 7.375%, 5/1/14 ................      1,312,874
 1,197,000  Sensata Technologies BV, 8.000%, 5/1/14 ............      1,189,519
 1,466,000  Iasis Healthcare, 8.750%, 6/15/14 ..................      1,517,309
   222,000  Sealy Mattress Company, 8.250%, 6/15/14 ............        233,655
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14 .........      1,265,625
 1,342,000  Panamsat Corp, 9.000%, 8/15/14 .....................      1,452,714
   565,000  NXP BV/NXP Funding LLC 144a, 7.875%, 10/15/14 ......        583,363
   838,000  Dresser-Rand Group Inc, 7.375%, 11/1/14 ............        854,760
   269,000  Mosaic Company 144a, 7.375%, 12/1/14 ...............        280,433
   595,000  Aramark Corp 144a, 8.500%, 2/1/15 ..................        618,800
   192,000  Tube City IMS Corp 144a, 9.750%, 2/1/15 ............        199,680
   432,000  Invacare Corp 144a, 9.750%, 2/15/15 ................        434,160
   949,000  Novelis Inc, 7.250%, 2/15/15 .......................      1,003,568
   245,000  Holly Energy Partners LP, 6.250%, 3/1/15 ...........        233,975
   500,000  Meritage Homes Corp, 6.250%, 3/15/15 ...............        451,250
   417,000  Freeport-McMoran C & G, 8.250%, 4/1/15 .............        448,796
   368,000  Steel Dynamics Inc 144a, 6.750%, 4/1/15 ............        368,460
   900,000  Pilgrim's Pride Corp, 7.625%, 5/1/15 ...............        897,750
   400,000  AES Corp 144a, 9.000%, 5/15/15 .....................        427,500
   395,000  Ventas Realty LP, 7.125%, 6/1/15 ...................        413,763
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15 ..............        256,250
 1,250,000  Beazer Homes USA, 6.875%, 7/15/15 ..................      1,115,625
   620,000  Southern Copper Corp, 6.375%, 7/27/15 ..............        635,385
   348,000  Lamar Media Corp, 6.625%, 8/15/15 ..................        339,300
 1,122,000  Mylan Laboratories Inc, 6.375%, 8/15/15 ............      1,107,975
   392,000  Nell Af Sarl 144a, 8.375%, 8/15/15 .................        408,660

-------------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES - 105.7% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.3% (CONTINUED)
$1,246,000  Ikon Office Solutions, 7.750%, 9/15/15 .............   $  1,302,069
 1,540,000  Gibraltar Industries Inc, 8.000%, 12/1/15 ..........      1,555,399
   626,000  Atlas Pipeline Partners, 8.125%, 12/15/15 ..........        644,780
   306,000  Omnicare Inc, 6.875%, 12/15/15 .....................        308,678
 1,197,000  Case Corp, 7.250%, 1/15/16 .........................      1,250,865
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16 ............      1,012,500
   427,000  DRS Technologies Inc, 6.625%, 2/1/16 ...............        431,270
   285,000  Copano Energy LLC, 8.125%, 3/1/16 ..................        294,975
   667,000  Quebecor Media Inc, 7.750%, 3/15/16 ................        685,343
   500,000  Service Corp International, 6.750%, 4/1/16 .........        497,500
 1,250,000  Basic Energy Services, 7.125%, 4/15/16 .............      1,218,750
   194,000  Transcont Gas Pipe Corp, 6.400%, 4/15/16 ...........        200,063
   514,000  Windstream Corp, 8.625%, 8/1/16 ....................        562,188
   717,000  Ashtead Capital Inc 144a, 9.000%, 8/15/16 ..........        763,605
   201,000  PNA Group Inc 144a, 10.750%, 9/1/16 ................        216,075
 1,033,000  Berry Petroleum Company, 8.250%, 11/1/16 ...........      1,027,835
   208,000  Peabody Energy Corp, 7.375%, 11/1/16 ...............        218,920
   596,000  HCA Inc 144a, 9.250%, 11/15/16 .....................        642,935
 1,220,000  Idearc Inc 144a, 8.000%, 11/15/16 ..................      1,255,075
   220,000  Mosaic Company 144a, 7.625%, 12/1/16 ...............        232,100
   395,000  Stena AB, 7.000%, 12/1/16 ..........................        391,050
   690,000  United Auto Group Inc, 7.750%, 12/15/16 ............        696,900
   120,000  Baldor Electric Company, 8.625%, 2/15/17 ...........        126,900
     6,000  American Axle & Mfg Inc, 7.875%, 3/1/17 ............          5,985
    30,000  Asbury Automotive Group 144a, 7.625%, 3/15/17 ......         30,075
   305,000  Belden CDT Inc 144a, 7.000%, 3/15/17 ...............        311,107
   610,000  Aventine Renewable Energy 144a, 10.000%, 4/1/17 ....        630,588
    30,000  General Cable Corp 144a, 7.125%, 4/1/17 ............         30,188
   273,000  Advanced Medical Optics 144a, 7.500%, 5/1/17 .......        275,048
    26,000  Jarden Corp, 7.500%, 5/1/17 ........................         26,260
   158,000  Service Corp Intl, 7.000%, 6/15/17 .................        159,185
   537,000  Chesapeake Energy Corp 144a, 6.500%, 8/15/17 .......        530,288
   953,754  Gazprom International 144a, 7.201%, 2/1/20 .........      1,001,442
 1,000,000  Broadwing Inc, 7.250%, 6/15/23 .....................        970,000
 1,300,000  Ford Motor Company, 7.450%, 7/16/31 ................      1,005,875
 1,088,000  General Motors Accept Corp, 8.000%, 11/1/31 ........      1,166,493
   568,000  General Motors, 8.375%, 7/15/33** ..................        509,780
   800,000  Ava Capital Trust III, 6.500%, 4/1/34 ..............        798,258
 1,500,000  Enterprise Products, 8.375%, 8/1/66 ................      1,641,431
                                                                   ------------
            TOTAL CORPORATE BONDS ..............................   $ 99,474,033
                                                                   ============

-------------------------------------------------------------------------------
                                                                      MARKET
SHARES      INVESTMENT SECURITIES - 105.7% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 7.4%
 1,341,393  BBH Investment Fund (a) ............................   $  1,341,393
 6,215,179  Touchstone Institutional Money Market Fund* ........      6,215,179
                                                                   ------------
            TOTAL INVESTMENT FUNDS .............................   $  7,556,572
                                                                   ============
            TOTAL INVESTMENT SECURITIES -- 105.7%
            (Cost $105,798,997) ................................   $107,030,605

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7%) ....     (5,778,972)
                                                                   ------------

            NET ASSETS -- 100.0% ...............................   $101,251,633
                                                                   ============

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $1,270,794.

***   Non-income producing security.

(a)   Represents collateral for securities loaned.

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 101.4%                             VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 24.4%
$  635,000  Morgan Stanley Dean Witter, 5.800%, 4/1/07 .........   $    635,000
   250,000  National Rural Utilities, 3.625%, 4/10/07 ..........        249,887
   595,000  SLM Corp, 5.625%, 4/10/07 ..........................        595,028
 2,245,000  Credit Suisse FB USA Inc, 5.750%, 4/15/07 ..........      2,245,151
 2,000,000  Alabama Power Company FRN, 5.610%, 4/23/07 .........      2,000,332
   645,000  Morgan Stanley Dean Witter Inc FRN, 5.505%,
              4/27/07 ..........................................        645,260
 2,950,000  McDonald's Corp, 5.375%, 4/30/07 ...................      2,949,736
 2,065,000  Caterpillar Financial Services, 3.100%, 5/15/07 ....      2,058,779
   500,000  HSBC Finance Corp, 5.900%, 5/15/07 .................        500,103
 1,658,000  HSBC Finance Corp, 7.650%, 5/15/07 .................      1,662,271
   664,000  General Electric Capital Corp, 8.700%, 5/21/07 .....        666,925
 1,000,000  General Electric Capital Corp, 8.750%, 5/21/07 .....      1,004,458
   285,000  JP Morgan Chase & Company, 5.250%, 5/30/07 .........        284,876
   500,000  Rabobank, 5.140%, 5/31/07 ..........................        499,795
   100,000  JP Morgan Chase & Company, 7.250%, 6/1/07 ..........        100,305
   700,000  World Savings Bank FSB FRN, 5.420%, 6/1/07 .........        700,015
   300,000  HSBC Bank USA NA, 3.870%, 6/7/07 ...................        299,143
 1,620,000  BNP Paribas, 8.350%, 6/15/07 .......................      1,628,665
 1,000,000  BNP Paribas, 8.350%, 6/15/07 .......................      1,005,836
   524,000  Caterpillar Financial Services, 4.875%, 6/15/07 ....        523,107
   273,000  General Electric Capital Corp, 5.000%, 6/15/07 .....        272,594
 2,300,000  Union Planters Bank, 5.125%, 6/15/07 ...............      2,297,435
 8,142,000  ABN AMRO Bank Chicago, 7.125%, 6/18/07 .............      8,170,335
   750,000  Amsouth Bank NA FRN, 5.408%, 6/27/07 ...............        750,054
 1,350,000  Suntrust Bank, 5.050%, 7/1/07 ......................      1,348,459
   910,000  Suntrust Bank, 6.900%, 7/1/07 ......................        913,117
   500,000  Key Bank NA, 5.000%, 7/17/07 .......................        499,296
   350,000  Bank of America Corp, 6.625%, 8/1/07 ...............        351,456
   225,000  Intl Lease Finance Corp, 3.750%, 8/1/07 ............        223,746
   400,000  US Bancorp, 3.950%, 8/23/07 ........................        397,710
   500,000  Citizens Property Insurance, 6.850%, 8/25/07 .......        502,931
   140,000  Bank of New York Company Inc, 3.900%, 9/1/07 .......        139,136
   450,000  US Bancorp, 6.875%, 9/15/07 ........................        452,730
   325,000  Toyota Motor Credit Corp, 5.500%, 9/18/07 ..........        324,997
   772,000  Alabama Power Company, 7.125%, 10/1/07 .............        778,385
   500,000  Beneficial Corp, 6.850%, 10/3/07 ...................        503,601
   360,000  National City Bank, 3.375%, 10/15/07 ...............        356,324
 2,300,000  Chubb Corp, 4.934%, 11/16/07 .......................      2,294,216
 2,450,000  UBS AG Stamford CT, 5.400%, 11/28/07 ...............      2,450,000
   195,000  Bank of Scotland Treasury Service 144a, 3.500%,
              11/30/07 .........................................        192,657
   105,000  Fleetboston Financial Corp, 4.200%, 11/30/07 .......        104,183
   321,000  MBNA Corp, 5.625%, 11/30/07 ........................        321,353
   200,000  General Electric Capital Corp, 6.500%, 12/10/07 ....        201,412
   435,000  Bank of America Corp, 3.875%, 1/15/08 ..............        429,911
   141,000  Bank One NA IL, 3.700%, 1/15/08 ....................        139,225
   500,000  Credit Suisse FB USA Inc, 4.625%, 1/15/08 ..........        497,548
   355,000  FIA Credit Services NA, 5.375%, 1/15/08 ............        355,014
   250,000  HSBC Finance Corp, 4.625%, 1/15/08 .................        248,634

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 101.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 24.4% (CONTINUED)
$  340,000  Bank of New York, 3.800%, 2/1/08 ...................   $    335,810
   127,000  Citigroup Inc, 3.500%, 2/1/08 ......................        125,041
   510,000  JP Morgan Chase & Company, 4.000%, 2/1/08 ..........        504,128
   365,000  Bank One TX, 6.250%, 2/15/08 .......................        367,800
   200,000  Intl Lease Finance Corp, 4.750%, 2/15/08 ...........        198,994
   130,000  World Savings Bank FSB, 4.125%, 3/10/08 ............        128,645
 5,200,000  SLM Corp, 3.625%, 3/17/08 ..........................      5,122,067
   625,000  US Bank NA, 4.125%, 3/17/08 ........................        618,148
   185,000  Morgan Stanley, 3.625%, 4/1/08 .....................        182,156
                                                                   ------------
            TOTAL CORPORATE BONDS ..............................   $ 53,353,920
                                                                   ============

            U.S. GOVERNMENT AGENCY OBLIGATION -- 2.2%
$4,709,303  Overseas Private Investment Corp, 5.370%, 4/4/07 ...   $  4,709,105
                                                                   ============

            VARIABLE RATE DEMAND NOTES -- 64.5%
$  925,000  CO Hlth Facs Auth Rev, 5.350%, 4/1/07 ..............   $    925,000
 3,643,000  WA St HFC Nonprofit Hsg Rev (Rockwood), 5.320%,
              4/1/07 ...........................................      3,643,000
 3,675,000  Yuengling Beer Company Inc, 5.350%, 4/1/07 .........      3,675,000
 3,000,000  Ogden City UT Redev Agy Rev, 5.470%, 4/3/07 ........      3,000,000
   300,000  2880 Stevens Creek LLC, 5.380%, 4/4/07 .............        300,000
 3,220,000  BJS Family Partnership, 5.370%, 4/4/07 .............      3,220,000
   400,000  Central Concrete Supermix, 5.370%, 4/4/07 ..........        400,000
 1,160,000  Lee Co GA Dev Auth Rev (B & B Dealership),
              5.420%, 4/4/07 ...................................      1,160,000
 1,125,000  Malone College, 5.430%, 4/4/07 .....................      1,125,000
    70,000  Santa Clara Co CA Hsg Auth MFH Rev (Willows),
              5.550%, 4/4/07 ...................................         70,000
 1,900,000  Advance Packaging Corp, 5.350%, 4/5/07 .............      1,900,000
   300,000  Alameda Co CA IDA Rev (Bema Electronic), 5.380%,
              4/5/07 ...........................................        300,000
   255,000  Allegheny Co PA Redev Auth (Brentwood Towne
              Square), 5.470%, 4/5/07 ..........................        255,000
 2,480,000  Angiodynamics Inc, 5.370%, 4/5/07 ..................      2,480,000
   245,000  Automated Packaging Sys, 5.430%, 4/5/07 ............        245,000
 3,597,000  Avalon Foodservice Inc, 5.380%, 4/5/07 .............      3,597,000
   205,000  Bernalillo Co NM Indl Rev (Tempur Production),
              5.350%, 4/5/07 ...................................        205,000
   110,000  Birmingham AL Pub Edl Bldg UAB II LLC Ser-B,
              5.450%, 4/5/07 ...................................        110,000
   790,000  Bluegrass Paving Inc, 5.450%, 4/5/07 ...............        790,000
 3,040,000  Buckley Investments, 5.370%, 4/5/07 ................      3,040,000
 7,235,000  CA Statewide CDA Rev (Plan Nine PJ), 5.380%,
              4/5/07 ...........................................      7,235,000
 1,455,000  CA Statewide Cmntys Dev Auth Rev (Park David),
              5.420%, 4/5/07 ...................................      1,455,000
 5,954,000  Class B Rev Bnd Ctf Ser 2004-2, 5.520%, 4/5/07 .....      5,954,000
   460,000  CO HFA EDR, 5.400%, 4/5/07 .........................        460,000
 5,686,000  Community Christian Church, 5.380%, 4/5/07 .........      5,686,000
   385,000  Connelly / Brueshaber Partnership, 5.500%, 4/5/07 ..        385,000
   875,000  Corp Finance Managers, 5.400%, 4/5/07 ..............        875,000
   400,000  Employers Resource Associates Inc, 5.450%, 4/5/07 ..        400,000
 1,340,000  Farley Investment Property, 5.400%, 4/5/07 .........      1,340,000
 2,900,000  First United Methodist of Fort Walton, 5.440%,
              4/5/07 ...........................................      2,900,000
   600,000  FL HFC Rev (Waterford Pointe), 5.420%, 4/5/07 ......        600,000

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 101.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 64.5% (CONTINUED)
$1,900,000  Genesys Medsports LLC, 5.350%, 4/5/07 ..............   $  1,900,000
 1,675,000  Graves Co KY Indl Rev, 5.370%, 4/5/07 ..............      1,675,000
 6,400,000  ID Hlth Facs Auth Rev, 5.370%, 4/5/07 ..............      6,400,000
   905,000  LA Loc Govt Envir Facs Cmnty Dev Auth Rev,
              5.400%, 4/5/07 ...................................        905,000
    45,000  MA St Dev Fin Agy Rev (Bridgewell Inc), 5.370%,
              4/5/07 ...........................................         45,000
 2,730,000  Mack Industries Inc, 5.370%, 4/5/07 ................      2,730,000
 1,115,000  Mailender-Abel, 5.400%, 4/5/07 .....................      1,115,000
 5,700,000  Mavericks Inc, 5.370%, 4/5/07 ......................      5,700,000
 2,000,000  Miarko Inc, 5.400%, 4/5/07 .........................      2,000,000
 3,868,000  Mill St Village LLC, 5.520%, 4/5/07 ................      3,868,000
 6,665,000  Monte Cristo Enterprises, 5.400%, 4/5/07 ...........      6,665,000
 9,355,000  Mountain Agency Inc, 5.470%, 4/5/07 ................      9,355,000
 1,100,000  Muhlenberg Medical Property, 5.400%, 4/5/07 ........      1,100,000
   300,000  P&P Investment Company Inc, 5.430%, 4/5/07 .........        300,000
 1,800,000  PA St Higher Edl Facs Auth Rev, 5.320%, 4/5/07 .....      1,800,000
   500,000  Pettitti Enterprises, 5.370%, 4/5/07 ...............        500,000
 1,200,000  Platte Co MO IDA Rev (Complete Home), 5.400%,
              4/5/07 ...........................................      1,200,000
   356,000  Powell Healthcare Real Estate, 5.450%, 4/5/07 ......        356,000
 1,760,000  Rev Bd Ctf (Chimney Hills) Ser 2005-6, 5.570%,
              4/5/07 ...........................................      1,760,000
 5,245,000  Rev Bd Ctf (Greens of Merrill Creek) Ser 2005-3,
              5.570%, 4/5/07 ...................................      5,245,000
 3,000,000  Rev Bd Ctf Ser 2005-CL B 2, 5.570%, 4/5/07 .........      3,000,000
 1,075,000  Riverside Co CA IDA IDR (Advance Business),
              5.420%, 4/5/07 ...................................      1,075,000
   465,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park
              Apts), 5.370%, 4/5/07 ............................        465,000
   500,000  San Bernardino Co CA Hsg Auth MFH Rev, 5.360%,
              4/5/07 ...........................................        500,000
 2,000,000  Southwestern IL Dev Auth IDR (Mattingly Lumber),
              5.470%, 4/5/07 ...................................      2,000,000
 2,730,000  SPG Capital LLC, 5.360%, 4/5/07 ....................      2,730,000
 1,940,000  Temple Baptist Church, 5.360%, 4/5/07 ..............      1,940,000
   250,000  The Harper Company, 5.480%, 4/5/07 .................        250,000
   925,000  Trust No B-2, 5.440%, 4/5/07 .......................        925,000
   600,000  TX Student Hsg & Cmnty Affairs MFH (Post Oak),
              5.420%, 4/5/07 ...................................        600,000
 1,200,000  Vulcan Inc, 5.370%, 4/5/07 .........................      1,200,000
   400,000  WA St HFC MFH Rev (Brittany Park), 5.370%, 4/5/07 ..        400,000
 1,025,000  WA St HFC MFH Rev (Mallard Lakes), 5.410%, 4/5/07 ..      1,025,000
   600,000  Wilmington Iron & Metal, 5.410%, 4/5/07 ............        600,000
 3,750,000  Winnebago Co IL Indl Dev, 5.420%, 4/5/07 ...........      3,750,000
 3,610,000  Bel Air Investments LLC, 5.490%, 4/6/07 ............      3,610,000
   795,000  First Church of Nazarene Pascagoula MS, 5.490%,
              4/6/07 ...........................................        795,000
 4,210,000  Pearlstine Distributors, 5.370%, 4/6/07 ............      4,210,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES ...................   $141,424,000
                                                                   ============

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 101.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 6.1%
$3,500,000  Camden Co NJ Impt Auth Rev, 5.740%, 8/1/07 .........   $  3,500,000
 1,555,000  Buter Co OH BANS LTGO, 5.500%, 9/20/07 .............      1,555,000
 2,000,000  Erie Co NY UTGO, 3.500%, 12/15/07 ..................      1,974,134
 2,000,000  Chelsea MA BANS, 5.500%, 12/27/07 ..................      2,001,966
 2,000,000  South Euclid OH BANS LTGO, 5.500%, 1/29/08 .........      2,000,000
 2,250,000  New Bedford MA BANS LTGO Ser C, 5.500%, 2/15/08 ....      2,252,004
                                                                   ------------
            TOTAL TAXABLE MUNICIPAL BONDS ......................   $ 13,283,104
                                                                   ============
            TIME DEPOSIT -- 0.5%
$1,148,000  BNP Paribas, 5.420%, 4/2/07 ........................   $  1,148,000
                                                                   ============
            COMMERCIAL PAPER -- 3.7%
$8,000,000  Societe Generale North America, 4/2/07 .............   $  7,998,800
                                                                   ============
            TOTAL INVESTMENT SECURITIES -- 101.4%
            (Amortized Cost $221,916,929) ......................   $221,916,929

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%) ....     (3,105,206)
                                                                   ------------

            NET ASSETS -- 100.0% ...............................   $218,811,723
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.4%                             VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 17.6%
$5,025,000  Bank of Montreal, 7.800%, 4/1/07 ...................   $  5,024,999
   634,000  Morgan Stanley Dean Witter Inc, 5.800%, 4/1/07 .....        634,000
   281,000  SLM Corp, 5.625%, 4/10/07 ..........................        281,002
   600,000  Credit Suisse FB USA Inc, 5.750%, 4/15/07 ..........        600,008
 1,295,000  Alabama Power Company, 5.610%, 4/23/07 .............      1,295,191
   410,000  SLM Corp FRN, 5.580%, 4/25/07 ......................        410,234
   200,000  Merrill Lynch & Company FRN, 5.485%, 4/29/07 .......        200,048
   200,000  McDonald's Corp, 5.375%, 4/30/07 ...................        199,990
   432,000  Merrill Lynch & Company, 3.000%, 4/30/07 ...........        431,129
 2,587,000  Bank One Corp, 7.600%, 5/1/07 ......................      2,591,088
   100,000  Wells Fargo Financial, 7.200%, 5/1/07 ..............        100,145
   675,000  Intl Lease Finance Corp, 3.125%, 5/3/07 ............        673,613
   375,000  Associates Corp, 5.960%, 5/15/07 ...................        375,000
   115,000  Bank One Corp, 7.125%, 5/15/07 .....................        115,229
   860,000  Caterpillar Financial Services Corp, 3.100%,
              5/15/07 ..........................................        857,484
   165,000  Citigroup Global Markets, 7.375%, 5/15/07 ..........        165,317
   125,000  General Electric Capital Corp, 3.375%, 5/15/07 .....        124,650
   400,000  Mellon Bank NA, 7.375%, 5/15/07 ....................        400,914
 1,000,000  General Electric Capital Corp, 8.750%, 5/21/07 .....      1,004,458
   250,000  JP Morgan Chase & Company, 5.250%, 5/30/07 .........        249,940
 1,005,000  Intl Lease Finance Corp, 5.625%, 6/1/07 ............      1,005,196
   100,000  World Savings Bank FSB FRN, 5.420%, 6/1/07 .........         99,995
   275,000  HSBC Finance Corp, 3.870%, 6/7/07 ..................        274,204
   575,000  Caterpillar Financial Services Corp, 4.875%,
              6/15/07 ..........................................        574,229
   600,000  Comerica Bank, 7.250%, 6/15/07 .....................        601,969
   100,000  HSBC Finance Corp, 5.200%, 6/15/07 .................         99,950
 1,027,000  Mellon Funding Corp, 4.875%, 6/15/07 ...............      1,025,236
   317,000  Merrill Lynch & Company FRN, 6.112%, 6/15/07 .......        317,898
   125,000  Wells Fargo Company, 6.750%, 6/15/07 ...............        125,305
 3,895,000  ABN AMRO Bank NV (Chicago), 7.125%, 6/18/07 ........      3,908,513
   200,000  Bear Stearns Company Inc FRN, 5.948%, 6/27/07 ......        200,336
   431,000  Bank of New York Company Inc, 5.200%, 7/1/07 .......        430,600
   333,000  Citicorp Inc, 7.000%, 7/1/07 .......................        333,879
   895,000  Suntrust Bank, 5.050%, 7/1/07 ......................        893,970
   353,000  Wal-Mart, 4.375%, 7/12/07 ..........................        351,829
 1,718,000  Georgia Power Company, 4.875%, 7/15/07 .............      1,714,581
   161,000  US Bancorp, 5.100%, 7/15/07 ........................        160,681
   334,000  General Electric Capital Corp, 3.450%, 7/16/07 .....        331,965
   250,000  Key Bank NA, 5.000%, 7/17/07 .......................        249,441
   373,000  National Rural Utilities, 3.240%, 7/23/07 ..........        370,132
   285,000  Morgan Stanley Dean Witter Inc FRN, 5.505%,
              7/27/07 ..........................................        285,080
   200,000  Bank of America Corp, 6.625%, 8/1/07 ...............        200,732
 1,000,000  McDonald's Corp, 6.500%, 8/1/07 ....................      1,003,199
   252,000  US Bank NA, 3.700%, 8/1/07 .........................        250,590
   100,000  Bear Stearns Company Inc, 7.800%, 8/15/07 ..........        100,873
   210,000  General Electric Capital Corp, 3.500%, 8/15/07 .....        208,519
   300,000  HSBC Finance Corp, 5.300%, 8/15/07 .................        299,901
   100,000  HSBC Finance Corp, 5.750%, 8/15/07 .................        100,135

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 17.6% (CONTINUED)
$  100,000  McDonald's Corp, 3.875%, 8/15/07 ...................   $     99,397
   776,000  US Bancorp, 3.950%, 8/23/07 ........................        771,459
   125,000  Citizens Property Insurance, 6.850%, 8/25/07 .......        125,601
   250,000  Bank of New York Company Inc, 3.900%, 9/1/07 .......        248,415
   220,000  Merrill Lynch & Company, 3.375%, 9/14/07 ...........        217,999
   120,000  Merrill Lynch & Company, 4.250%, 9/14/07 ...........        119,358
   200,000  US Bancorp, 6.875%, 9/15/07 ........................        201,199
   300,000  National City Bank of Indiana, 4.000%, 9/28/07 .....        297,939
   357,000  National Rural Utilities, 3.250%, 10/1/07 ..........        353,061
   300,000  National City Bank, 3.375%, 10/15/07 ...............        296,723
   100,000  Toyota Motor Credit Corp, 5.150%, 10/22/07 .........         99,876
   100,000  Chubb Corp, 7.125%, 12/15/07 .......................        101,168
   210,000  Amsouth Bank NA, 6.450%, 2/1/08 ....................        211,707
   330,000  Bank of New York Company Inc, 3.750%, 2/15/08 ......        325,440
   950,000  National City Corp, 3.200%, 4/1/08 .................        931,342
                                                                   ------------
            TOTAL CORPORATE BONDS ..............................   $ 35,654,061
                                                                   ============

            VARIABLE RATE DEMAND NOTES -- 71.6%
$  255,000  Edmond OK EDA Student Hsg Rev, 5.400%, 4/1/07 ......   $    255,000
   195,000  Monroe Co NY IDR (Rochester Inst), 5.400%, 4/1/07 ..        195,000
   290,000  Alachua Co FL HFA MFH Rev (Brookside Apts),
              5.440%, 4/4/07 ...................................        290,000
   700,000  Berks Co PA IDA Rev, 5.390%, 4/4/07 ................        700,000
   265,000  FL HFC Rev (Valencia), 5.440%, 4/4/07 ..............        265,000
   400,000  Greater Valley CA Med Bldg LLP, 5.370%, 4/4/07 .....        400,000
   955,000  Greenville SC Mem Aud Dist Pub Fac Corp
              (Bi-Lo Ctr), 5.440%, 4/4/07 ......................        955,000
 2,348,000  Hass Door Company & Nofziger Door Company Intl
              Inc, 5.380%, 4/4/07 ..............................      2,348,000
 7,440,000  MA St Dev Fin Agy Rev (Newark Group PJ), 5.350%,
              4/4/07 ...........................................      7,440,000
   735,000  Schenectady NY IDR (JMR Dev Company), 5.420%,
              4/4/07 ...........................................        735,000
 2,600,000  ULT Health Services Inc, 5.350%, 4/4/07 ............      2,600,000
   778,000  Acme Investment Company, 5.380%, 4/5/07 ............        778,000
 2,820,000  American Micro Products, 5.370%, 4/5/07 ............      2,820,000
   490,000  American Watchmakers Institute, 5.520%, 4/5/07 .....        490,000
 2,495,000  Angiodynamics Inc, 5.370%, 4/5/07 ..................      2,495,000
   250,000  Berks Cardiologists, 5.370%, 4/5/07 ................        250,000
 2,000,000  Board of Church, 5.370%, 4/5/07 ....................      2,000,000
   695,000  Brundidge AL Combined Utilities Rev, 5.450%,
              4/5/07 ...........................................        695,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding),
              5.420%, 4/5/07 ...................................        730,000
   400,000  CA Statewide CDA MFH Rev, 5.420%, 4/5/07 ...........        400,000
   200,000  CA Statewide CDA Rev (Canyon Hsg), 5.420%, 4/5/07 ..        200,000
   340,000  CA Statewide CDA Rev (Cypress Villas), 5.430%,
              4/5/07 ...........................................        340,000
   495,000  CA Statewide CDA Rev (Oakmont of Stockton LLC),
              5.470%, 4/5/07 ...................................        495,000
   342,200  Campus Research Corp, 5.550%, 4/5/07 ...............        342,200
   545,000  Carmel IN IDR (Telamon Corp), 5.490%, 4/5/07 .......        545,000
   500,000  Carmel IN IDR (Telamon Corp) Ser 1996 B, 5.490%,
              4/5/07 ...........................................        500,000
 1,025,000  Century Motors Acura (Elizabeth Connelley Trust),
              5.450%, 4/5/07 ...................................      1,025,000
   860,000  Century Motors VW (Elizabeth Connelley Trust),
              5.450%, 4/5/07 ...................................        860,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2, 5.520%,
              4/5/07 ...........................................      4,400,000

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 71.6% (CONTINUED)
$  115,000  CO HFA EDR (Super Vacuum Mfg Company), 5.400%,
              4/5/07 ...........................................   $    115,000
 1,000,000  CO HFA Mfg Rev (Ready Foods), 5.370%, 4/5/07 .......      1,000,000
   500,000  CO HFA Mfg Rev (Ready Foods), 5.370%, 4/5/07 .......        500,000
   165,000  Connelly / Brueshaber Partnership, 5.500%, 4/5/07 ..        165,000
   800,000  Corp Finance Managers, 5.400%, 4/5/07 ..............        800,000
 3,015,000  Cunat Brothers Inc (William St Apt), 5.520%,
              4/5/07 ...........................................      3,015,000
   661,000  CWB Investment LLC, 5.470%, 4/5/07 .................        661,000
   210,000  Diamond Dev Group Inc, 5.550%, 4/5/07 ..............        210,000
   215,000  Eden Prairie MN IDR (SWB LLC), 5.820%, 4/5/07 ......        215,000
   280,000  Employers Resource Associates Inc, 5.450%, 4/5/07 ..        280,000
   633,000  Fitch Denney Funeral Home, 5.470%, 4/5/07 ..........        633,000
   500,000  FL HFC MFH (Avalon Reserve), 5.420%, 4/5/07 ........        500,000
   289,000  Greencastle IN EDR (Round Barn Manor Apt),
              5.440%, 4/5/07 ...................................        289,000
 4,075,000  Harter Lincoln Mercury, 5.390%, 4/5/07 .............      4,075,000
 1,980,000  Heart Center Cascades, 5.370%, 4/5/07 ..............      1,980,000
   490,000  IL Dev Fin Auth Indl Rev, 5.620%, 4/5/07 ...........        490,000
   215,000  IL Fin Auth Rev (Chicago Christian-B), 5.470%,
              4/5/07 ...........................................        215,000
   250,000  IN Health Fac Auth Rev, 5.400%, 4/5/07 .............        250,000
   100,000  Jefferson Co KY Student Hsg (ULH Inc), 5.470%,
              4/5/07 ...........................................        100,000
   550,000  JJB Properties LLC OK Rev (Rental Property),
              5.320%, 4/5/07 ...................................        550,000
 1,700,000  JL Capital One LLC, 5.500%, 4/5/07 .................      1,700,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge), 5.420%,
              4/5/07 ...........................................      2,615,000
 3,230,000  LA Loc Govt Environmental Fac (Bioset
              Shreveport), 5.520%, 4/5/07 ......................      3,230,000
   745,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev, 5.400%,
              4/5/07 ...........................................        745,000
 1,620,000  Louisiana Loc Govt Envir Facs CDA Rev Ser B,
              5.420%, 4/5/07 ...................................      1,620,000
 1,300,000  M & M Drying LTD, 5.380%, 4/5/07 ...................      1,300,000
   305,000  Macatawa Capital, 5.490%, 4/5/07 ...................        305,000
   890,000  Memphis TN Health Edl & Hsg Fac Brd MFH Rev (Alco
              Pptys Apt B), 5.420%, 4/5/07 .....................        890,000
   605,000  Memphis TN Health Edl & Hsg Fac Brd MFH Rev
              (Alco) Ser B, 5.470%, 4/5/07 .....................        605,000
   605,000  Memphis TN Hlth Ed & Hsg Fac Brd MFH Rev (Breezy
              Point Apt), 5.470%, 4/5/07 .......................        605,000
   390,000  Miami River Stone Company, 5.500%, 4/5/07 ..........        390,000
 2,000,000  Miarko Inc, 5.400%, 4/5/07 .........................      2,000,000
   730,000  Miklin Industries LLC, 5.470%, 4/5/07 ..............        730,000
 2,000,000  Mill St Village LLC, 5.520%, 4/5/07 ................      2,000,000
 2,135,000  Monte Cristo Enterprises, 5.400%, 4/5/07 ...........      2,135,000
   810,000  Montgomery Co NY IDA Rev (CNB Fin Corp), 5.470%,
              4/5/07 ...........................................        810,000
 2,205,000  Moody's Professional Building, 5.470%, 4/5/07 ......      2,205,000
 7,675,000  Mountain Agency Inc, 5.470%, 4/5/07 ................      7,674,999
 1,620,000  Mountain St University Inc WV Rev, 5.470%, 4/5/07 ..      1,620,000
   525,000  MU LLC Taxable Notes, 5.520%, 4/5/07 ...............        525,000
 3,400,000  Muhlenberg Medical Property, 5.400%, 4/5/07 ........      3,400,000
   310,000  New York NY IDA Civic Fac Rev, 5.420%, 4/5/07 ......        310,000
   365,000  New York NY IDA Civic Fac Rev, 5.440%, 4/5/07 ......        365,000
 1,130,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
              5.490%, 4/5/07 ...................................      1,130,000
   105,000  PA St Higher Edl Facs Auth Rev, 5.470%, 4/5/07 .....        105,000
   710,000  Paks Partners, 5.450%, 4/5/07 ......................        710,000
   178,000  Powell Healthcare, 5.450%, 4/5/07 ..................        178,000
 3,917,000  Revenue Bond Ctf Ser 2004-15 (Centennial East II
              Apts), 5.520%, 4/5/07 ............................      3,917,000

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 71.6% (CONTINUED)
$1,580,000  Revenue Bond Ctf Ser 2004-19 (The Landings),
              5.570%, 4/5/07 ...................................   $  1,580,000
 1,000,000  Revenue Bond Ctf Ser 2005, 5.570%, 4/5/07 ..........      1,000,000
 3,120,000  Revenue Bond Ctf Ser 2006-3 (Meridian Apts PJ),
              5.570%, 4/5/07 ...................................      3,120,000
   997,000  Revenue Bond Ctf Ser 2006-7 (Sterling Park Apts),
              5.520%, 4/5/07 ...................................        997,000
   700,000  Riverside Co CA IDA IDR (Advance Business),
              5.420%, 4/5/07 ...................................        700,000
 2,910,000  Sheboygan Falls WI Indl Rev, 5.440%, 4/5/07 ........      2,910,000
 4,930,000  Shehata Said & Shehata, 5.470%, 4/5/07 .............      4,930,000
   420,000  Shenandoah Valley Ltd, 5.480%, 4/5/07 ..............        420,000
   675,000  Shumaker Loop & Kendrick, 5.380%, 4/5/07 ...........        675,000
   695,000  SO Realty LLC, 5.480%, 4/5/07 ......................        695,000
 4,895,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel),
              5.520%, 4/5/07 ...................................      4,895,000
    65,000  Suffolk Co NY IDR Civic Fac, 5.440%, 4/5/07 ........         65,000
   100,000  Terre Haute IN Intl Arprt Auth Rev (Tri
              Aerospace), 5.620%, 4/5/07 .......................        100,000
 3,890,000  Titan Holdings Group LLC, 5.370%, 4/5/07 ...........      3,890,000
   935,000  TKBMN LLC, 5.470%, 4/5/07 ..........................        935,000
 1,245,000  VP Pack LLC, 5.470%, 4/5/07 ........................      1,245,000
   530,000  VT HFA Student Hsg (West Block), 5.420%, 4/5/07 ....        530,000
 1,020,000  WA St Econ Dev Fin Auth EDR, 5.400%, 4/5/07 ........      1,020,000
 2,625,000  WA St HFC MFH (Rolling Hills), 5.370%, 4/5/07 ......      2,625,000
   235,000  WA St HFC MFH Rev (Brittany Park), 5.370%, 4/5/07 ..        235,000
   565,000  WAI Enterprises LLC, 5.400%, 4/5/07 ................        565,000
   600,000  Washington MO IDA Indl Rev, 5.440%, 4/5/07 .........        600,000
 1,225,000  West Covina CA PFA Tax Allocation Rev, 5.400%,
              4/5/07 ...........................................      1,225,000
   500,000  Westgate Investment Fund, 5.400%, 4/5/07 ...........        500,000
 1,355,000  Westwood Baptist Church, 5.420%, 4/5/07 ............      1,355,000
   200,000  Wilmington Iron & Metal Company, 5.420%, 4/5/07 ....        200,000
 2,020,000  Zang Skidmore Inc, 5.370%, 4/5/07 ..................      2,020,000
   490,000  ZECC Investments LLP, 5.520%, 4/5/07 ...............        490,000
 2,585,000  Baldwin Bone & Joint Med Ctr LLC, 5.590%, 4/6/07 ...      2,585,000
 1,005,000  Community Christian Schools Inc, 5.420%, 4/6/07 ....      1,005,000
 2,510,000  Diaz-Upton LLC, 5.420%, 4/6/07 .....................      2,510,000
   485,000  Green Valley Church (Birmingham), 5.420%, 4/6/07 ...        485,000
 3,530,000  Medical Realty Group, 5.460%, 4/6/07 ...............      3,530,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES ...................   $145,048,199
                                                                   ============
            TAXABLE MUNICIPAL BONDS -- 8.5%
$  100,000  Los Angeles Co CA Pension Oblig Ser D, 6.920%,
              6/30/07 ..........................................   $    100,333
 1,000,000  Camden Co NJ Impt Auth Rev, 5.740%, 8/1/07 .........      1,000,000
 2,000,000  Arlington MA UTGO BANS, 5.650%, 8/30/07 ............      2,001,693
 1,625,000  MI Pub Edl Facs Auth Rev, 5.700%, 8/31/07 ..........      1,625,000
 1,500,000  Lebanon OH LTGO BANS (Telecom), 6.500%, 9/18/07 ....      1,505,027
 1,000,000  Charlotte NC Ctf Convention Fac B, 5.492%, 12/1/07 .      1,000,000
   435,000  Okanogan Co WA Pub Util Ser B, 3.350%, 12/1/07 .....        428,934
   465,000  Pataskala OH BANS Muni Bldg, 6.350%, 12/20/07 ......        467,397
 2,000,000  Chelsea MA BANS, 5.500%, 12/27/07 ..................      2,001,966
   600,000  Brockton MA UTGO BANS, 5.950%, 1/18/08 .............        601,597
 3,500,000  South Euclid OH LTGO BANS (Real Estate), 5.500%,
              1/29/08 ..........................................      3,500,000

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 8.5% (CONTINUED)
$2,000,000  New Bedford MA LTGO BANS Ser C, 5.500%, 2/15/08 ....   $  2,001,781
 1,000,000  Ross Co OH EDR Notes (Sports & Culture), 7.500%,
              3/13/08 ..........................................      1,014,795
                                                                   ------------
            TOTAL TAXABLE MUNICIPAL BONDS ......................   $ 17,248,523
                                                                   ============
            COMMERCIAL PAPER -- 1.7%
$1,413,000  BNP Paribas Finance Inc, 4/2/07 ....................   $  1,412,787
 2,112,000  Fairway Finance Corp, 4/2/07 .......................      2,111,682
                                                                   ------------
            TOTAL COMMERCIAL PAPER .............................   $  3,524,469
                                                                   ============
            TOTAL INVESTMENT SECURITIES -- 99.4%
            (Amortized Cost $201,475,252) ......................   $201,475,252

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% ......      1,311,359
                                                                   ------------

            NET ASSETS -- 100.0% ...............................   $202,786,611
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND - MARCH 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 100.4%                             VALUE
-------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.6%
$  505,000  FNMA, 6.960%, 4/2/07 ...............................   $    505,020
 3,000,000  Overseas Private Investment Corp, 5.330%, 4/4/07 ...      2,999,999
 2,511,628  Overseas Private Investment Corp, 5.370%, 4/4/07 ...      2,511,628
   400,000  FHLMC, 4.250%, 4/5/07 ..............................        399,940
   200,000  FHLB, 4.080%, 4/9/07 ...............................        199,946
   304,000  FNMA, 7.150%, 4/11/07 ..............................        304,131
   125,000  FNMA, 5.250%, 4/15/07 ..............................        124,995
   115,000  FHLB, 4.250%, 4/16/07 ..............................        114,937
   160,000  FHLB, 3.000%, 4/19/07 ..............................        159,821
   200,000  FHLB, 2.310%, 4/23/07 ..............................        199,640
   500,000  FHLMC, 3.000%, 4/25/07 .............................        499,179
   240,000  FHLB, 4.500%, 5/11/07 ..............................        239,736
   100,000  FHLB, 4.875%, 5/15/07 ..............................         99,930
   100,000  FNMA, 3.375%, 5/15/07 ..............................         99,765
   500,000  FHLMC, 3.000%, 5/21/07 .............................        498,379
   190,000  FHLB, 3.530%, 5/23/07 ..............................        189,444
   263,000  FFCB, 3.250%, 6/15/07 ..............................        261,856
   500,000  FFCB, 3.900%, 6/21/07 ..............................        498,288
   150,000  FHLB, 4.300%, 7/13/07 ..............................        149,564
   100,000  FNMA, 2.500%, 7/16/07 ..............................         99,193
   100,000  FHLB, 3.650%, 8/3/07 ...............................         99,451
   200,000  FHLB, 4.730%, 8/10/07 ..............................        199,492
   110,000  FHLMC, 4.000%, 8/10/07 .............................        109,485
   100,000  FHLB, 3.000%, 8/13/07 ..............................         99,160
   150,000  FNMA, 6.440%, 8/14/07 ..............................        150,544
   150,000  FHLB, 3.125%, 8/15/07 ..............................        148,777
   100,000  FHLB, 6.500%, 8/15/07 ..............................        100,418
   125,000  FHLB, 6.750%, 8/15/07 ..............................        125,648
   170,000  FNMA, 4.000%, 8/23/07 ..............................        169,116
   155,000  FNMA, 3.410%, 8/30/07 ..............................        153,831
   150,000  FHLMC, 3.050%, 9/10/07 .............................        148,510
   250,000  FHLB, 3.500%, 9/14/07 ..............................        247,959
   100,000  FHLB, 4.260%, 9/28/07 ..............................         99,464
   500,000  FHLB, 5.300%, 10/26/07 .............................        500,000
   191,000  FHLMC, 3.250%, 11/2/07 .............................        188,725
   100,000  FFCB, 6.280%, 11/5/07 ..............................        100,546
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...........   $ 12,796,517
                                                                   ============

-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 100.4% (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 13.4%
$  290,000  CA Statewide CDA MFH Rev (Sunrise Fresno)
              Guarantor: FNMA, 5.420%, 4/5/07 ..................   $    290,000
   450,000  NY State Hsg Fin Agy Rev Guarantor: FHLMC,
              5.320%, 4/5/07 ...................................        450,000
   985,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park
              Apts) Guarantor: FNMA, 5.370%, 4/5/07 ............        985,000
   800,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)
              Guarantor: FNMA, 5.370%, 4/5/07 ..................        800,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES                       $  2,525,000
                                                                   ============

   FACE
  AMOUNT    REPURCHASE AGREEMENT -- 19.4%                              VALUE
-------------------------------------------------------------------------------
$3,660,000  Morgan Stanley Dean Witter Inc 5.27% dated 03/30/07 due 04/02/07 repurchase proceeds  $3,661,607.35
              (Collateralized by $3,370,000 TVA  6.79 due
              05/23/12; fair value $3,741,184)                     $  3,660,000
                                                                   ============
            TOTAL INVESTMENT SECURITIES AND REPURCHASE
              AGREEMENT -- 100.4%
            (Amortized Cost $18,981,517)                           $ 18,981,517

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)             (70,237)
                                                                   ------------

            NET ASSETS -- 100.0%                                   $ 18,911,280
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled next reset dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
HFC - Housing Finance Corporation/Committee
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
UTGO - Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2007" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------
                                                                                 EXPENSES PAID
                                       NET EXPENSE                     ENDING      DURING THE
                                          RATIO         BEGINNING     ACCOUNT      SIX MONTHS
                                       ANNUALIZED    ACCOUNT VALUE     VALUE          ENDED
                                        MARCH 31,      OCTOBER 1,    MARCH 31,       MARCH 31,
                                          2007            2006*        2007           2007**
----------------------------------------------------------------------------------------------
CORE BOND FUND
  Class A  Actual ..................      0.90%        $1,000.00     $1,024.90       $4.55
  Class A  Hypothetical ............      0.90%        $1,000.00     $1,020.44       $4.54

  Class C  Actual ..................      1.65%        $1,000.00     $1,020.90       $8.32
  Class C  Hypothetical ............      1.65%        $1,000.00     $1,016.70       $8.30

HIGH YIELD FUND
  Class A  Actual ..................      1.05%        $1,000.00     $1,062.20       $5.40
  Class A  Hypothetical ............      1.05%        $1,000.00     $1,019.69       $5.29

  Class B  Actual ..................      1.80%        $1,000.00     $1,057.20       $9.24
  Class B  Hypothetical ............      1.80%        $1,000.00     $1,015.95       $9.05

  Class C  Actual ..................      1.80%        $1,000.00     $1,057.10       $9.24
  Class C  Hypothetical ............      1.80%        $1,000.00     $1,015.95       $9.05

  Class Y  Actual* .................      0.80%        $1,000.00     $1,015.00       $1.30
  Class Y  Hypothetical* ...........      0.80%        $1,000.00     $1,006.79       $1.29

INSTITUTIONAL MONEY MARKET FUND
      Actual .......................      0.20%        $1,000.00     $1,026.20       $1.01
      Hypothetical .................      0.20%        $1,000.00     $1,023.93       $1.01

MONEY MARKET FUND
  Class A  Actual ..................      0.85%        $1,000.00     $1,023.20       $4.29
  Class A  Hypothetical ............      0.85%        $1,000.00     $1,020.69       $4.28

  Class S  Actual ..................      1.15%        $1,000.00     $1,021.60       $5.79
  Class S  Hypothetical ............      1.15%        $1,000.00     $1,019.20       $5.79

U.S. GOVERNMENT MONEY MARKET FUND
      Actual .......................      0.95%        $1,000.00     $1,022.10       $4.79
      Hypothetical .................      0.95%        $1,000.00     $1,020.19       $4.79

* The example is based on an investment of $1,000 invested at the beginning of the period (February 1, 2007) and held for the entire period through March 31, 2007.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

--------------------------------------------------------------------------------

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 16, 2006, the Board of Trustees (the "Board") of the Touchstone Investment Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved with respect to each Fund the continuance of the Investment Advisory Agreement between the Trust and the Advisor and the applicable Sub-Advisory Agreement between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement was in the interests of each Fund and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation with respect to each Fund of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement. The Independent Trustees also reviewed with respect to each Fund the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement in private sessions with counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived some or all of the advisory fee and/or reimbursed expenses for each Fund and also paid the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor received from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds and received a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derived benefits to its reputation and other benefits from its association with the Funds.

--------------------------------------------------------------------------------

The Board recognized that the Advisor was entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumed as Advisor. Based upon its review, the Board concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered the Funds' respective performance results during the one-year, three-years, and five-years ended September 30, 2006 and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived some or all of the advisory fee and/or reimbursed expenses for each Fund in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees it received from the Funds and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Institutional Money Market Fund (the "non-money market Funds"). Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to the Funds and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds to be invested in the Institutional Money Market Fund.

The Board considered, among other factors, the specific factors and related conclusions set forth below with respect to each Fund:

CORE BOND FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and reimbursing a portion of the Fund's expenses. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 3rd quartile of the Fund's peer group. The Board noted management's discussion of the Fund's performance, including recent modifications to the Fund's investment strategies. Based upon its review, the Board concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

--------------------------------------------------------------------------------

HIGH YIELD FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year and three-years ended September 30, 2006 was in the 4th quartile of the Fund's peer group and in the 3rd quartile for the five-years ended September 30, 2006. The Board took into account management's discussion of the Fund's performance, including the impact of certain investment restrictions on the Fund's performance. Based upon its review, the Board concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

INSTITUTIONAL MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee and reimbursing a portion of the Fund's expenses. The Fund's performance for the one-year ended September 30, 2006 was in the 1st quartile of the Fund's peer group and in the 2nd quartile for the three-years and five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee and reimbursing a portion of the Fund's expenses. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 2nd quartile of the Fund's peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

U.S. GOVERNMENT MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee and reimbursing a portion of the Fund's expenses. The Fund's performance for the one-year and three-years ended September 30, 2006 was in the 3rd quartile of the Fund's peer group and in the 4th quartile for the five-years ended September 30, 2006. The Board took into account management's discussion of the Fund's performance. The Board also took into account the relatively small level of difference in rakings among the funds in the peer group. Based upon its review, the Board concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increased. The Board noted that the advisory fee schedule for each Fund, except Institutional Money Market Fund, contained breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund's assets increased. The Board noted that the current advisory fee for the Money Market Fund reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Institutional Money Market Fund would not be appropriate at that time. The Board also noted that if a Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

--------------------------------------------------------------------------------

CONCLUSION. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintained an appropriate compliance program; (c) the performance of each Fund was reasonable or satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee was reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the preceding year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, it met with various portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who were responsible for managing the investment of portfolio securities of each Fund. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes included quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, were reported regularly to the Board.

SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it received under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with each Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund paid an advisory fee to the Advisor and that, in turn, the Advisor paid a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

--------------------------------------------------------------------------------

CORE BOND FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

HIGH YIELD FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

INSTITUTIONAL MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

U.S. GOVERNMENT MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the one-year, three-years, and five-years ended September 30, 2006 as compared to each Fund's peer group and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's emphasis on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

CONCLUSION. In considering the renewal of the applicable Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding the applicable Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintained an appropriate compliance program; (c) the performance of each Fund was satisfactory or reasonable relative to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's sub-advisory fee was reasonable relative to those of similar funds and to the services to be provided by the Sub-Advisor; and (e) the Sub-Advisor's investment strategies were appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined with respect to each Fund that approval of the applicable Sub-Advisory Agreement was in the interests of the Fund and its shareholders.

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

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Touchstone Securities, Inc. and Touchstone Advisors, Inc. are members of Western & Southern Financial Group(R)

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[LOGO] TOUCHSTONE
       INVESTMENTS

      303 Broadway, Suite 1100
      Cincinnati, OH 45202-4203

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith. (b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Touchstone Investment Trust
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By (Signature and Title)

  /s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  June 1, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

  /s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  June 1, 2007

 /s/ Terrie A. Wiedenheft
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Terrie A. Wiedenheft
Controller & Treasurer

Date:  June 1, 2007